Dec. 31, 2025
Prospectus Summary | NYLI VP American Century Sustainable Equity Portfolio
Risk Table - Prospectus Summary - NYLI VP American Century Sustainable Equity Portfolio	Risk [Text Block]
Principal Risks
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Risk Lose Money [Member]	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Portfolio Management Risk

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. The Subadvisor will give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are different than the composition of the Portfolio's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio's benchmark.

Sustainable Investing Risk

Sustainable Investing Risk: The Subadvisor gives consideration to ESG criteria when evaluating investment opportunities for the Portfolio, consistent with the Portfolio’s investment objective and principal investment strategies. The application of ESG criteria may result in the Portfolio forgoing opportunities to buy certain investments when it might otherwise be advantageous to do so, or selling investments for ESG reasons when it might be otherwise disadvantageous for it to do so. The application of ESG criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Portfolio's benchmark and (ii) performing differently than the Portfolio’s benchmark or other funds and strategies in the Portfolio’s peer group that do not take into account ESG criteria or use different ESG criteria or ESG investment strategies. In addition, sectors and securities of companies that meet the ESG criteria may shift into and out of favor depending on market and economic conditions. The consideration of ESG criteria may adversely affect the Portfolio’s performance. The Portfolio’s ESG criteria may be changed without shareholder approval. Furthermore, ESG information from third-party data providers may be incomplete, inaccurate or unavailable and third party ESG scores and other data may only take into account one or a few of many ESG-related components of portfolio companies, which could cause the Subadvisor to incorrectly assess a company’s ESG characteristics. ESG information, whether from an external and/or internal source, is, by nature and in many instances, based on a qualitative and subjective assessment. Moreover, the third-party data providers may differ in the data they provide for a given security or between industries, or may only take into account one of many ESG-related components of a company.

Equity Securities Risk

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Market Capitalization Risk

Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Value Stock Risk

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower or higher than that of funds that invest in other types of equity securities.

Foreign Securities Risk

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, trade restrictions (including tariffs) or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk.

Growth Stock Risk

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. These risks may be more pronounced in companies that are in the earlier stages of their growth cycle.

Derivatives Risk

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio. Futures and other derivatives may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying instrument, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Portfolio writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Portfolio could experience a substantial loss. Derivatives may also increase the expenses of the Portfolio.

Correlation Risk

Correlation Risk: The Portfolio’s performance will be similar to the performance of its benchmark, the S&P 500® Index. If the Portfolio’s benchmark goes down, it is likely that the Portfolio’s performance will go down. There is no assurance that the investment performance of the Portfolio will equal or exceed that of the S&P 500® Index.

Prospectus Summary | NYLI VP Candriam Emerging Markets Equity Portfolio
Risk Table - Prospectus Summary - NYLI VP Candriam Emerging Markets Equity Portfolio	Risk [Text Block]
Principal Risks
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Risk Lose Money [Member]	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Portfolio Management Risk

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. The quantitative screening performed by the Subadvisor, and the securities selected based on the screening, may not perform as expected. The quantitative screening may adversely affect the Portfolio's performance. There may also be technical issues with the construction and implementation of quantitative models (for example, software or other technology malfunctions, or programming inaccuracies). In addition, the Portfolio's performance will reflect, in part, the Subadvisor's ability to make active qualitative decisions. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are different than the composition of the Portfolio's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio's benchmark. In addition, the Subadvisor's exclusionary ESG screen may result in the Portfolio forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so.

Depositary Receipts Risk

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Equity Securities Risk

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Foreign Securities Risk

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, trade restrictions (including tariffs) or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Emerging Markets Risk

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets are elevated under adverse market conditions and include: (i) smaller trading volumes for such securities and limited access to investments in the event of market closures (including due to local holidays), which result in a lack of liquidity and in greater price volatility; (ii) less government regulation, which could lead to market manipulation, and less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting, corporate governance and other requirements, which limit the quality and availability of financial information; (iii) the absence of developed legal systems, including structures governing private or foreign investment or allowing for judicial redress (such as limits on rights and remedies available) for investment losses and injury to private property; (iv) loss resulting from problems in share registration and custody; (v) sensitivity to adverse political or social events affecting the region where an emerging market is located; (vi) particular sensitivity to economic and political disruptions, including adverse effects stemming from actual or threatened wars, military conflicts, sanctions, trade restrictions, recessions, depressions or other economic crises, or reliance on international or other forms of aid, including trade, taxation and development policies; and (vii) the nationalization of foreign deposits or assets.

Exchange-Traded Fund ("ETF") Risk

Exchange-Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities in which the ETF invests or is designed to track, although lack of liquidity in an ETF’s shares could result in the market price of the ETF’s shares being more volatile than its underlying portfolio securities. Disruptions in the markets for the securities underlying ETFs could result in losses on the investments in ETFs. ETFs may not achieve their investment objectives due to, among other reasons, regulatory restrictions, including exchange rules, rapid or material fluctuations in market prices of shares of an ETF, or shares of an ETF trading significantly above or below net asset value. ETFs also have management fees and transaction costs that may make them more expensive than owning the underlying securities directly.

Liquidity and Valuation Risk

Liquidity and Valuation Risk: The Portfolio’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Portfolio is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Portfolio. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio’s performance.

Derivatives Risk

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. For example, if the Portfolio is the seller of credit protection in a credit default swap, the Portfolio effectively adds leverage to its portfolio and is subject to the credit exposure on the full notional value of the swap. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Futures and other derivatives may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.

Due to fluctuations in the price of the underlying instrument, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Portfolio writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Portfolio could experience a substantial loss.

Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Portfolio agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio.

Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Swap transactions tend to shift a Portfolio's investment exposure from one type of investment to another and may entail the risk that a party will default on its payment obligations to the Portfolio. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in the Portfolio and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free.

Derivatives may also increase the expenses of the Portfolio.

Market Capitalization Risk

Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Growth Stock Risk

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. These risks may be more pronounced in companies that are in the earlier stages of their growth cycle.

Regulatory Risk

Regulatory Risk: The Portfolio as well as the issuers of the securities and other instruments in which the Portfolio invests are subject to considerable regulation and the risks associated with adverse changes in laws and regulations governing their operations.

Geographic Focus Risk

Geographic Focus Risk: Issuers that operate in a single country, a small number of countries, or a particular geographic region can be affected similarly by the market, currency, political, social, economic, regulatory, geopolitical and other conditions in such country or region, and the Portfolio’s performance will be affected by the conditions in the countries or regions to which the Portfolio is exposed. To the extent the Portfolio focuses its investments in a particular country or region, such as mainland China, Hong Kong or Taiwan, its performance will be more susceptible to adverse developments in such country or region than a more geographically diversified fund.

Currency Risk

Currency Risk: Changes in the value of foreign (non-U.S.) currencies relative to the U.S. dollar may adversely affect investments in foreign currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign currencies. These changes in value can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself.

The Subadvisor may seek to reduce currency risk by hedging all or part of the exposure to various foreign currencies by engaging in hedging transactions, including swaps, futures, forward currency contracts and other derivatives. However, these transactions and techniques may not always work as intended, and in certain cases the Portfolio may be worse off than if it had not engaged in such hedging practices. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Portfolio Turnover Risk

Portfolio Turnover Risk: The strategy of the Portfolio may result in high portfolio turnover. A high turnover rate may increase transaction costs, which are paid by the Portfolio. Additionally, a high turnover rate may generate capital gains, (on which Portfolio shareholders will pay taxes, even if such shareholders do not sell any shares by year-end).

Prospectus Summary | NYLI VP Dimensional U.S. Equity Portfolio
Risk Table - Prospectus Summary - NYLI VP Dimensional U.S. Equity Portfolio	Risk [Text Block]
Principal Risks
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Risk Lose Money [Member]	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Portfolio Management Risk	Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns.
Equity Securities Risk

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Market Capitalization Risk

Market Capitalization Risk: Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Profitability Investments Risk

Profitability Investments Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a portfolio to at times underperform equity portfolios that use other investment strategies.

Value Stock Risk

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower or higher than that of funds that invest in other types of equity securities.

Derivatives Risk

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio. Futures and options may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and options also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying instrument, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Portfolio writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Portfolio could experience a substantial loss.

Prospectus Summary | NYLI VP Epoch U.S. Equity Yield Portfolio
Risk Table - Prospectus Summary - NYLI VP Epoch U.S. Equity Yield Portfolio	Risk [Text Block]
Principal Risks
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Risk Lose Money [Member]	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Portfolio Management Risk

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are different than the composition of the Portfolio's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio's benchmark.

Equity Securities Risk

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Dividend-Paying Stock Risk

Dividend-Paying Stock Risk: Emphasis on equity and equity-related securities that produce income or other distributions involves the risk that such securities may fall out of favor with investors and underperform the market. Depending upon market conditions, income producing stocks that meet the Portfolio’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Portfolio to produce current income while remaining fully diversified. Also, an issuer may reduce or eliminate its income payments or other distributions, particularly during a market downturn. The distributions received may not qualify as income for Portfolio investors.

Value Stock Risk

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower or higher than that of funds that invest in other types of equity securities.

Market Capitalization Risk

Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Foreign Securities Risk

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, trade restrictions (including tariffs) or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk.

Prospectus Summary | NYLI VP Fidelity Institutional AM Utilities Portfolio
Risk Table - Prospectus Summary - NYLI VP Fidelity Institutional AM Utilities Portfolio	Risk [Text Block]
Principal Risks
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Risk Lose Money [Member]	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

The energy markets have experienced significant volatility, including significant swings in the price of crude oil and natural gas prices, and may experience and have historically experienced relatively high volatility for prolonged periods as a result of factors such as supply, technology, regulation, and market collusion. Such conditions may negatively impact the Portfolio and its shareholders. The Subadvisor may take measures to navigate the conditions of the energy markets, but there is no guarantee that such efforts will be effective or that the Portfolio's performance will correlate with any increase in oil and gas prices.

Portfolio Management Risk

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. Investments selected using quantitative methods or based on models that analyze information and data (“quantitative tools”) may perform differently from the market as a whole. The quantitative tool used by the Subadvisor, and the investments selected based on the quantitative tool, may not perform as expected. The quantitative tool may contain certain assumptions in construction and implementation that may adversely affect the Portfolio’s performance. There may also be technical issues with the construction and implementation of quantitative tools (for example, software or other technology malfunctions, or programming inaccuracies). In addition, the Portfolio’s performance will reflect, in part, the Subadvisor’s ability to make active qualitative decisions and timely adjust the quantitative tool, including the tool’s underlying metrics and data.

Equity Securities Risk

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Utilities Risk

Utilities Risk: The utilities group of industries can be significantly affected by, among other things, government regulation, interest rate changes, financing difficulties, supply and demand of services or fuel, intense competition, natural resource conservation, and commodity price fluctuations.

Concentration Risk

Concentration Risk: Because the Portfolio concentrates its investments in securities issued by companies in the utilities group of industries, the Portfolio may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries. The Portfolio is particularly susceptible to financial, economic, political, or market events, as well as government regulation, impacting the utilities group of industries, including supply and/or demand for services or fuel, financing costs, conservation efforts, the negative impact of regulation, and other factors. The Portfolio is subject to the risk that: (1) its performance will be closely tied to the performance of the utilities group of industries; (2) its performance will be adversely impacted when such industries experience a downturn; and (3) it will perform poorly during a slump in demand for securities of companies in such industries.

Non-Diversification Risk

Non-Diversification Risk: The Portfolio is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. A non-diversified fund may have a significant portion of its investments in a smaller number of issuers than a diversified fund. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Portfolio.

Foreign Securities Risk

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, trade restrictions (including tariffs) or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk.

Regulatory Risk

Regulatory Risk: The Portfolio as well as the issuers of the securities and other instruments in which the Portfolio invests are subject to considerable regulation and the risks associated with adverse changes in laws and regulations governing their operations.

The utilities group of industries is subject to significant government regulation and oversight, including regulatory limits on rates, profits and the ability to pay dividends to investors as well as restrictions on a company’s access to new markets, which may adversely affect the Portfolio’s investments in utilities issuers. In addition, deregulation of the utilities group of industries may subject utility companies to greater competition and may reduce their profitability. Together, these risks subject utilities issuers to uncertainty and may result in increased price volatility of securities of issuers in the utilities group of industries.

Exchange-Traded Fund ("ETF") Risk

Exchange-Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities in which the ETF invests or is designed to track, although lack of liquidity in an ETF’s shares could result in the market price of the ETF’s shares being more volatile than its underlying portfolio securities. Disruptions in the markets for the securities underlying ETFs could result in losses on the investments in ETFs. ETFs may not achieve their investment objectives due to, among other reasons, regulatory restrictions, including exchange rules, rapid or material fluctuations in market prices of shares of an ETF, or shares of an ETF trading significantly above or below net asset value. ETFs also have management fees and transaction costs that may make them more expensive than owning the underlying securities directly.

Dividend-Paying Stock Risk

Dividend-Paying Stock Risk: Emphasis on equity and equity-related securities that produce income or other distributions involves the risk that such securities may fall out of favor with investors and underperform the market. Depending upon market conditions, income producing stocks that meet the Portfolio’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Portfolio to produce current income while remaining fully diversified. Also, an issuer may reduce or eliminate its income payments or other distributions, particularly during a market downturn. The distributions received may not qualify as income for Portfolio investors.

Derivatives Risk

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. For example, if the Portfolio is the seller of credit protection in a credit default swap, the Portfolio effectively adds leverage to its portfolio and is subject to the credit exposure on the full notional value of the swap. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio. Futures and other derivatives may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Derivatives may also increase the expenses of the Portfolio.

Liquidity and Valuation Risk

Liquidity and Valuation Risk: The Portfolio’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Portfolio is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Portfolio. To meet redemption requests or to raise cash to pursue other investment opportunities, the

Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio’s performance.

Prospectus Summary | NYLI VP MFS Investors Trust Portfolio
Risk Table - Prospectus Summary - NYLI VP MFS Investors Trust Portfolio	Risk [Text Block]
Principal Risks
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Risk Lose Money [Member]	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Portfolio Management Risk

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. Investments selected using quantitative methods or based on models that analyze information and data (“quantitative tools”) may perform differently from the market as a whole. The quantitative tool used by the Subadvisor, and the investments selected based on the quantitative tool, may not perform as expected. The quantitative tool may contain certain assumptions in construction and implementation that may adversely affect the Portfolio’s performance. There may also be technical issues with the construction and implementation of quantitative tools (for example, software or other technology malfunctions, or programming inaccuracies). In addition, the Portfolio’s performance will reflect, in part, the Subadvisor’s ability to make active qualitative decisions and timely adjust the quantitative tool, including the tool’s underlying metrics and data.

Equity Securities Risk

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Market Capitalization Risk

Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Foreign Securities Risk

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, trade restrictions (including tariffs) or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk.

Growth Stock Risk

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. These risks may be more pronounced in companies that are in the earlier stages of their growth cycle.

Value Stock Risk

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower or higher than that of funds that invest in other types of equity securities.

Sector Risk

Sector Risk: To the extent the Portfolio focuses its investments in particular sectors of the economy, the Portfolio’s performance may be more subject to the risks of volatile economic cycles and/or conditions or developments adversely affecting such sectors than if the Portfolio held a broader range of investments. Individual sectors may fluctuate more widely than the broader market.

Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Portfolio more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Portfolio invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Issuer Risk

Issuer Risk: An issuer in which the Portfolio invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Portfolio’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions or factors.

Large Investments by Shareholders

Large Investments by Shareholders: From time to time, the Portfolio may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on the Portfolio's performance if the Portfolio were required to sell securities, invest cash or hold significant cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Portfolio's transaction costs.

Liquidity and Valuation Risk

Liquidity and Valuation Risk: The Portfolio’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Portfolio is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Portfolio. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio’s performance.

Prospectus Summary | NYLI VP MFS Research Portfolio
Risk Table - Prospectus Summary - NYLI VP MFS Research Portfolio	Risk [Text Block]
Principal Risks
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Risk Lose Money [Member]	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Portfolio Management Risk

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. Investments selected using quantitative methods or based on models that analyze information and data (“quantitative tools”) may perform differently from the market as a whole. The quantitative tool used by the Subadvisor, and the investments selected based on the quantitative tool, may not perform as expected. The quantitative tool may contain certain assumptions in construction and implementation that may adversely affect the Portfolio’s performance. There may also be technical issues with the construction and implementation of quantitative tools (for example, software or other technology malfunctions, or programming inaccuracies). In addition, the Portfolio’s performance will reflect, in part, the Subadvisor’s ability to make active qualitative decisions and timely adjust the quantitative tool, including the tool’s underlying metrics and data.

Equity Securities Risk

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Market Capitalization Risk

Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Foreign Securities Risk

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, trade restrictions (including tariffs) or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk.

Growth Stock Risk

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. These risks may be more pronounced in companies that are in the earlier stages of their growth cycle.

Value Stock Risk

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower or higher than that of funds that invest in other types of equity securities.

Sector Risk

Sector Risk: To the extent the Portfolio focuses its investments in particular sectors of the economy, the Portfolio’s performance may be more subject to the risks of volatile economic cycles and/or conditions or developments adversely affecting such sectors than if the Portfolio held a broader range of investments. Individual sectors may fluctuate more widely than the broader market.

Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Portfolio more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Portfolio invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Issuer Risk

Issuer Risk: An issuer in which the Portfolio invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Portfolio’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions or factors.

Large Investments by Shareholders

Large Investments by Shareholders: From time to time, the Portfolio may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on the Portfolio's performance if the Portfolio were required to sell securities, invest cash or hold significant cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Portfolio's transaction costs.

Liquidity and Valuation Risk

Liquidity and Valuation Risk: The Portfolio’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Portfolio is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Portfolio. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio’s performance.

Prospectus Summary | NYLI VP Natural Resources Portfolio
Risk Table - Prospectus Summary - NYLI VP Natural Resources Portfolio	Risk [Text Block]
Principal Risks
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Risk Lose Money [Member]	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

The energy markets have experienced significant volatility, including significant swings in the price of crude oil and natural gas prices, and may experience and have historically experienced relatively high volatility for prolonged periods as a result of factors such as supply, technology, regulation , and market collusion. Such conditions may negatively impact the Portfolio and its shareholders. The Subadvisor may take measures to navigate the conditions of the energy markets, but there is no guarantee that such efforts will be effective or that the Portfolio's performance will correlate with any increase in oil and gas prices.

Portfolio Management Risk

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. Investments selected using quantitative methods or based on models that analyze information and data (“quantitative tools”) may perform differently from the market as a whole. The quantitative tool used by the Subadvisor, and the investments selected based on the quantitative tool, may not perform as expected. The quantitative tool may contain certain assumptions in construction and implementation that may adversely affect the Portfolio’s performance. There may also be technical issues with the construction and implementation of quantitative tools (for example, software or other technology malfunctions, or programming inaccuracies). In addition, the Portfolio’s performance will reflect, in part, the Subadvisor’s ability to make active qualitative decisions and timely adjust the quantitative tool, including the tool’s underlying metrics and data.

Market Capitalization Risk

Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Natural Resources Sector Risk

Natural Resources Sector Risk: Investments in the natural resources and related sectors may be affected by numerous factors, including events occurring in nature, inflationary pressures and domestic and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and other risks to which foreign securities are subject also may affect domestic companies in which the Portfolio invests if they have significant operations or investments in foreign countries. In addition, interest rates, prices of raw materials and other commodities, international economic developments, energy conservation, tax and other government regulations (both domestic and foreign) may affect the supply of and demand for natural resources, which can affect the profitability and value of securities issued by companies in the natural resources sectors.

Commodities and Commodity-Linked Derivatives Risk

Commodities and Commodity-Linked Derivatives Risk: Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Portfolio to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism, weather and natural disasters, and changes in interest rates or inflation rates. Because the value of a commodity-linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.

Focused Portfolio Risk

Focused Portfolio Risk: Because the Portfolio typically invests in relatively few holdings, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds. This may increase volatility of the Portfolio’s NAVs. The Portfolio will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer than a portfolio that is invested more broadly.

Regulatory Risk

Regulatory Risk: The Portfolio as well as the issuers of the securities and other instruments in which the Portfolio invests are subject to considerable regulation and the risks associated with adverse changes in laws and regulations governing their operations.

Companies in the natural resources and natural resources related sectors are subject to greater governmental regulation than certain other industries. As a result, changes in regulatory policies, including government regulations (both domestic and foreign) or policies of intergovernmental organizations that may affect the supply of and demand for natural resources, may be more likely to adversely affect the value of securities issued by these companies.

Preferred Shares Risk

Preferred Shares Risk: Preferred shares represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common shares in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common shares. If interest rates rise, the fixed dividend on preferred shares may be less attractive, causing the price of preferred shares to decline. Preferred shares may have mandatory sinking fund provisions, as well as provisions allowing the shares to be called or redeemed prior to its maturity, which can have a negative impact on the share's price when interest rates decline.

Initial Public Offering Risk

Initial Public Offering Risk: Initial public offering share prices are frequently volatile due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. Investments in initial public offering shares may significantly impact Portfolio performance.

Depositary Receipts Risk

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Equity Securities Risk

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Growth Stock Risk

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. These risks may be more pronounced in companies that are in the earlier stages of their growth cycle.

Value Stock Risk

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower or higher than that of funds that invest in other types of equity securities.

Convertible Securities Risk

Convertible Securities Risk: Convertible securities are typically subordinate to an issuer’s other debt obligations. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. Certain types of convertible securities may decline in value or lose their value entirely in the event that the issuer's financial condition becomes significantly impaired. If an issuer stops making interest and/or principal payments, the Portfolio could lose its entire investment.

Derivatives Risk

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio. Futures and other derivatives may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying instrument, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Portfolio writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Portfolio could experience a substantial loss. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Portfolio agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio. Derivatives may also increase the expenses of the Portfolio.

Foreign Securities Risk

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, trade restrictions (including tariffs) or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Emerging Markets Risk

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets are elevated under adverse market conditions and include: (i) smaller trading volumes for such securities and limited access to investments in the event of market closures (including due to local holidays), which result in a lack of liquidity and in greater price volatility; (ii) less government regulation, which could lead to market manipulation, and less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting, corporate governance and other requirements, which limit the quality and availability of financial information; (iii) the absence of developed legal systems, including structures governing private or foreign investment or allowing for judicial redress (such as limits on rights and remedies available) for investment losses and injury to private property; (iv) loss resulting from problems in share registration and custody; (v) sensitivity to adverse political or social events affecting the region where an emerging market is located; (vi) particular sensitivity to economic and political disruptions, including adverse effects stemming from actual or threatened wars, military conflicts, sanctions, trade restrictions, recessions, depressions or other economic crises, or reliance on international or other forms of aid, including trade, taxation and development policies; and (vii) the nationalization of foreign deposits or assets.

Short Selling and Short Exposure Risk

Short Selling and Short Exposure Risk: To the extent the Portfolio obtains short exposure through the use of derivatives, the Portfolio would be subject to leverage risk, counterparty risk and other risks associated with the use of derivatives. If a security sold short increases in price, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero. The Portfolio may have substantial short positions and must borrow those securities to make delivery to the buyer. The Portfolio may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Portfolio may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. The Portfolio also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Portfolio may be required to pay in connection with the short sale.

Until the Portfolio replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with the Portfolio's broker or custodian to cover the Portfolio's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Portfolio's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Portfolio may not be able to substitute or sell the pledged collateral. This may limit the Portfolio's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

By investing the proceeds received from selling securities short, the Portfolio could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Portfolio's exposure to long positions and make any change in the Portfolio's net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the Portfolio will leverage its portfolio, or if it does, that the Portfolio's leveraging strategy will be successful or that it will produce a higher return on an investment.

Hard Assets Risk

Hard Assets Risk: The Portfolio may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries. The Portfolio may be susceptible to financial, economic, political, or market events, as well as government regulation, impacting the hard assets industries (such as the energy and metals industries). Securities of issuers in the precious metals and other hard assets industries are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices.

Concentration Risk

Concentration Risk: Because the Portfolio concentrates its investments in the securities of “hard assets” companies and instruments that derive their value from hard assets, the Portfolio may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries. The Portfolio is particularly susceptible to financial, economic, political, or market events, as well as government regulation, impacting these companies and instruments, such as volatility in the prices of energy and metals resources. The Portfolio is subject to the risk that: (1) its performance will be closely tied to the performance of those particular companies and instruments; (2) its performance will be adversely impacted when such companies and instruments experience a downturn; and (3) it will perform poorly during a slump in demand for securities of such companies or for such instruments.

Liquidity and Valuation Risk

Liquidity and Valuation Risk: The Portfolio’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Portfolio is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Portfolio. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio’s performance.

Exchange-Traded Fund Risk

Exchange-Traded Fund Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities in which the ETF invests or is designed to track, although lack of liquidity in an ETF’s shares could result in the market price of the ETF’s shares being more volatile than its underlying portfolio securities. Disruptions in the markets for the securities underlying ETFs could result in losses on the investments in ETFs. ETFs may not achieve their investment objectives due to, among other reasons, regulatory restrictions, including exchange rules, rapid or material fluctuations in market prices of shares of an ETF, or shares of an ETF trading significantly above or below net asset value. ETFs also have management fees and transaction costs that may make them more expensive than owning the underlying securities directly.

Rights and Warrants Risk

Rights and Warrants Risk: Rights and warrants may provide a greater potential for profit or loss than an equivalent investment in the underlying securities. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities, and warrants are speculative investments. If a right or warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such right or warrant.

Prospectus Summary | NYLI VP Newton Technology Growth Portfolio
Risk Table - Prospectus Summary - NYLI VP Newton Technology Growth Portfolio	Risk [Text Block]
Principal Risks
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Risk Lose Money [Member]	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Portfolio Management Risk

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns.

Technology Stock Risk. The technology sector has been among the most volatile sectors of the stock market. Because the Portfolio's investments are concentrated in the technology sector, its performance will be significantly affected by developments in that sector. Technology companies, especially small-cap technology companies, involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of tech stocks than it does in other sectors. Investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or cancelled. The risks associated with technology companies are magnified in the case of small-cap technology companies. The shares of smaller technology companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing of these securities and on the Portfolio's ability to sell these securities.

Sector Risk

Sector Risk: To the extent the Portfolio focuses its investments in particular sectors of the economy, the Portfolio’s performance may be more subject to the risks of volatile economic cycles and/or conditions or developments adversely affecting such sectors than if the Portfolio held a broader range of investments. Individual sectors may fluctuate more widely than the broader market.

Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Portfolio more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Portfolio invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Portfolio may be more susceptible to the particular risks that may affect companies in technology sectors than if it were invested in a wider variety of companies in unrelated sectors.

Equity Securities Risk

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Market Capitalization Risk

Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Growth Stock Risk

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. These risks may be more pronounced in companies that are in the earlier stages of their growth cycle.

Foreign Securities Risk

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, trade restrictions (including tariffs) or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk.

Emerging Markets Risk

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets are elevated under adverse market conditions and include: (i) smaller trading volumes for such securities and limited access to investments in the event of market closures (including due to local holidays), which result in a lack of liquidity and in greater price volatility; (ii) less government regulation, which could lead to market manipulation, and less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting, corporate governance and other requirements, which limit the quality and availability of financial information; (iii) the absence of developed legal systems, including structures governing private or foreign investment or allowing for judicial redress (such as limits on rights and remedies available) for investment losses and injury to private property; (iv) loss resulting from problems in share registration and custody; (v) sensitivity to adverse political or social events affecting the region where an emerging market is located; (vi) particular sensitivity to economic and political disruptions, including adverse effects stemming from actual or threatened wars, military conflicts, sanctions, trade restrictions, recessions, depressions or other economic crises, or reliance on international or other forms of aid, including trade, taxation and development policies; and (vii) the nationalization of foreign deposits or assets.

Depositary Receipts Risk

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Liquidity and Valuation Risk

Liquidity and Valuation Risk: The Portfolio’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Portfolio is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Portfolio. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio’s performance.

Prospectus Summary | NYLI VP PineStone International Equity Portfolio
Risk Table - Prospectus Summary - NYLI VP PineStone International Equity Portfolio	Risk [Text Block]
Principal Risks
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Risk Lose Money [Member]	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Portfolio Management Risk	Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns.
Equity Securities Risk

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Market Capitalization Risk

Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Issuer Risk

Issuer Risk: An issuer in which the Portfolio invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Portfolio’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions or factors.

Foreign Securities Risk

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, trade restrictions (including tariffs) or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Emerging Markets Risk

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets are elevated under adverse market conditions and include: (i) smaller trading volumes for such securities and limited access to investments in the event of market closures (including due to local holidays), which result in a lack of liquidity and in greater price volatility; (ii) less government regulation, which could lead to market manipulation, and less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting, corporate governance and other requirements, which limit the quality and availability of financial information; (iii) the absence of developed legal systems, including structures governing private or foreign investment or allowing for judicial redress (such as limits on rights and remedies available) for investment losses and injury to private property; (iv) loss resulting from problems in share registration and custody; (v) sensitivity to adverse political or social events affecting the region where an emerging market is located; (vi) particular sensitivity to economic and political disruptions, including adverse effects stemming from actual or threatened wars, military conflicts, sanctions, trade restrictions, recessions, depressions or other economic crises, or reliance on international or other forms of aid, including trade, taxation and development policies; and (vii) the nationalization of foreign deposits or assets.

Convertible Securities Risk

Convertible Securities Risk: Convertible securities are typically subordinate to an issuer’s other debt obligations. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. Certain types of convertible securities may decline in value or lose their value entirely in the event that the issuer's financial condition becomes significantly impaired. If an issuer stops making interest and/or principal payments, the Portfolio could lose its entire investment.

Depositary Receipts Risk

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Derivatives Risk

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Portfolio agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio. Derivatives may also increase the expenses of the Portfolio.

Focused Portfolio Risk

Focused Portfolio Risk: Because the Portfolio typically invests in relatively few holdings, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds. This may increase volatility of the Portfolio’s NAVs. The Portfolio will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer than a portfolio that is invested more broadly.

Investments in Other Investment Companies Risk

Investments in Other Investment Companies Risk: The Portfolio's investment in another investment company may subject the Portfolio indirectly to the risks of that investment company. The Portfolio also will bear its share of the underlying investment company's fees and expenses, which are in addition to the Portfolio's own fees and expenses.

Preferred Stock Risk

Preferred Stock Risk: Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. Preferred stock may also be subject to greater credit risk or other risks, such as risks related to limited voting rights, liquidity, regulatory changes and special redemption rights. In addition, preferred stocks may not pay dividends, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock. To the extent that the Portfolio invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the Portfolio’s investments to decline.

Liquidity and Valuation Risk

Liquidity and Valuation Risk: The Portfolio’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Portfolio is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Portfolio. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio’s performance.

Sector Risk

Sector Risk: To the extent the Portfolio focuses its investments in particular sectors of the economy, the Portfolio’s performance may be more subject to the risks of volatile economic cycles and/or conditions or developments adversely affecting such sectors than if the Portfolio held a broader range of investments. Individual sectors may fluctuate more widely than the broader market.

At times, the Portfolio may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the consumer staples sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Portfolio more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Portfolio invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Portfolio may also be more susceptible to the particular risks that may affect companies in the consumer staples sector than if it were invested in a wider variety of companies in unrelated sectors. Investments in the consumer staples sector involve risks associated with companies that manufacture products and provide staples services directly to the consumer. Performance of companies in the consumer staples sector may be adversely impacted by fluctuations in supply and demand, changes in the global economy, inflation (or the expectation of inflation), consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer staples sector are also affected by changes in government regulation, global economic, environmental and political events, and economic conditions.

Geographic Focus Risk

Geographic Focus Risk: The Portfolio may be particularly susceptible to risks related to economic, political, social, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. In addition, the private and public sectors’ debt problems of a single European Union (the “EU”) country can pose significant economic risks to the EU as a whole. As a result, the Portfolio’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Portfolio to underperform other funds that do not focus their investments in this region of the world.

Industrials Sector Risk

Industrials Sector Risk: The Portfolio’s performance may be closely tied to the performance of industrials issuers and, as a result, may be more volatile than the performance of less focused funds. The prices of securities in the industrials sector can be volatile and can be impacted significantly by supply and demand for certain products and services, product obsolescence and product liability claims, government regulation, exchange rates, world events, general economic conditions (such as inflation), technological developments, liabilities for environmental damage, general civil liabilities and other factors. In addition, certain companies in the industrials sector may be cyclical and have occasional sharp price movements resulting from changes in, among other things, the economy, fuel prices, labor agreements and insurance costs.

Prospectus Summary | NYLI VP S&P 500 Index Portfolio
Risk Table - Prospectus Summary - NYLI VP S&P 500 Index Portfolio	Risk [Text Block]
Principal Risks
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by New York Life Investment Management may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Risk Lose Money [Member]	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Portfolio Management Risk	Portfolio Management Risk: The investment strategies, practices and risk analyses used by New York Life Investment Management may not produce the desired results or expected returns.
Equity Securities Risk

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Index Strategy Risk

Index Strategy Risk: The Portfolio employs an index strategy that seeks to invest in stocks as represented in the S&P 500® Index. If the value of the S&P 500® Index declines, the net asset value of shares of the Portfolio will also decline. Also, the Portfolio’s fees and expenses will reduce the Portfolio’s returns, whereas the S&P 500® Index is not subject to fees and expenses.

Correlation Risk

Correlation Risk: The ability to track the S&P 500® Index may be affected by, among other things, transaction costs; changes in either the composition of the S&P 500® Index or the number of shares outstanding for the components of the S&P 500® Index; and timing and amount of purchases and redemptions of the Portfolio's shares. Therefore, there is no assurance that the investment performance of the Portfolio will equal or exceed that of the S&P 500® Index.

Derivatives Risk

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio. Futures and other derivatives may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying instrument, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Portfolio writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Portfolio could experience a substantial loss. Derivatives may also increase the expenses of the Portfolio.

Non-Diversification Risk

Non-Diversification Risk: The Portfolio is classified as a diversified open-end management investment company, as defined under the 1940 Act. However, the Portfolio may become non-diversified under the 1940 Act without the approval of shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark index, the S&P 500® Index, which the Portfolio seeks to track. A non-diversified fund may have a significant portion of its investments in a smaller number of issuers than a diversified fund. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Portfolio.

Regulatory Risk

Regulatory Risk: The Portfolio as well as the issuers of the securities and other instruments in which the Portfolio invests are subject to considerable regulation and the risks associated with adverse changes in laws and regulations governing their operations.

Market Capitalization Risk

Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Prospectus Summary | NYLI VP Schroders Mid Cap Opportunities Portfolio
Risk Table - Prospectus Summary - NYLI VP Schroders Mid Cap Opportunities Portfolio	Risk [Text Block]
Principal Risks
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Risk Lose Money [Member]	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Portfolio Management Risk

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. There is a risk that if the Portfolio’s strategy of allocating assets among different portfolio management teams does not work as intended, the Portfolio may not achieve its objective or may underperform other funds with similar investment strategies. The investment styles employed by the portfolio managers may not be complementary, which could adversely affect the performance of the Portfolio. The Subadvisor may give consideration to certain sustainability criteria when evaluating an investment opportunity, amongst other factors. The application of sustainability criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are different than the composition of the Portfolio’s benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account sustainability criteria or the Portfolio’s benchmark.

Equity Securities Risk

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Market Capitalization Risk

Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Sector Risk

Sector Risk: To the extent the Portfolio focuses its investments in particular sectors of the economy, the Portfolio’s performance may be more subject to the risks of volatile economic cycles and/or conditions or developments adversely affecting such sectors than if the Portfolio held a broader range of investments. Individual sectors may fluctuate more widely than the broader market.

At times, the Portfolio may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the consumer non‑cyclical sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Portfolio more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Portfolio invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Portfolio may also be more susceptible to the particular risks that may affect companies in the consumer staples sector than if it were invested in a wider variety of companies in unrelated sectors. Investments in the consumer staples sector involve risks associated with companies that manufacture products and provide staples services directly to the consumer. Performance of companies in the consumer staples sector may be adversely impacted by fluctuations in supply and demand, changes in the global economy, inflation (or the expectation of inflation), consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer staples sector are also affected by changes in government regulation, global economic, environmental and political events, and economic conditions.

Prospectus Summary | NYLI VP Small Cap Growth Portfolio
Risk Table - Prospectus Summary - NYLI VP Small Cap Growth Portfolio	Risk [Text Block]
Principal Risks
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Risk Lose Money [Member]	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Portfolio Management Risk

Portfolio Management Risk: The investment strategies, practices and risk analyses used by a Subadvisor may not produce the desired results or expected returns. A Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are different than the composition of the Portfolio's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio's benchmark.

Multi-Manager Risk

Multi-Manager Risk: The Portfolio’s performance relies on the selection and monitoring of the Subadvisors as well as how the Portfolio’s assets are allocated among those Subadvisors. Performance will also depend on the Subadvisors’ skill in implementing their respective strategy or strategies. The Subadvisors’ investment strategies may not always be complementary to one another and, as a result, the Subadvisors may make decisions that conflict with one another, which may adversely affect the Portfolio’s performance. For example, a Subadvisor may purchase an investment for the Portfolio at the same time that another Subadvisor sells the investment, resulting in higher expenses without accomplishing any net investment result. Alternatively, multiple Subadvisors could purchase the same investment at the same time, causing the Portfolio to pay higher expenses because the Subadvisors did not aggregate their transactions. The multi-manager approach may also cause the Portfolio to invest a substantial percentage of its assets in certain types of securities, which could expose the Portfolio to greater risks associated with those types of securities and lead to large beneficial or detrimental effects on the Portfolio’s performance. The Manager may influence a Subadvisor in terms of its management of a portion of the Portfolio’s assets, including hedging practices, investment exposure and risk management.

A Subadvisor may underperform the market generally and may underperform other subadvisors that the Manager could have selected.

Equity Securities Risk

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Market Capitalization Risk

Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Growth Stock Risk

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. These risks may be more pronounced in companies that are in the earlier stages of their growth cycle.

Foreign Securities Risk

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, trade restrictions (including tariffs) or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Emerging Markets Risk

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets are elevated under adverse market conditions and include: (i) smaller trading volumes for such securities and limited access to investments in the event of market closures (including due to local holidays), which result in a lack of liquidity and in greater price volatility; (ii) less government regulation, which could lead to market manipulation, and less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting, corporate governance and other requirements, which limit the quality and availability of financial information; (iii) the absence of developed legal systems, including structures governing private or foreign investment or allowing for judicial redress (such as limits on rights and remedies available) for investment losses and injury to private property; (iv) loss resulting from problems in share registration and custody; (v) sensitivity to adverse political or social events affecting the region where an emerging market is located; (vi) particular sensitivity to economic and political disruptions, including adverse effects stemming from actual or threatened wars, military conflicts, sanctions, trade restrictions, recessions, depressions or other economic crises, or reliance on international or other forms of aid, including trade, taxation and development policies; and (vii) the nationalization of foreign deposits or assets.

Depositary Receipts Risk

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Convertible Securities Risk

Convertible Securities Risk: Convertible securities are typically subordinate to an issuer’s other debt obligations. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. Certain types of convertible securities may decline in value or lose their value entirely in the event that the issuer's financial condition becomes significantly impaired. If an issuer stops making interest and/or principal payments, the Portfolio could lose its entire investment.

Exchange-Traded Fund ("ETF") Risk

Exchange-Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities in which the ETF invests or is designed to track, although lack of liquidity in an ETF’s shares could result in the market price of the ETF’s shares being more volatile than its underlying portfolio securities. Disruptions in the markets for the securities underlying ETFs could result in losses on the investments in ETFs. ETFs may not achieve their investment objectives due to, among other reasons, regulatory restrictions, including exchange rules, rapid or material fluctuations in market prices of shares of an ETF, or shares of an ETF trading significantly above or below net asset value. ETFs also have management fees and transaction costs that may make them more expensive than owning the underlying securities directly.

Real Estate Investment Trust ("REITs") Risk

Real Estate Investment Trust ("REITs") Risk: Investments in REITs involve risks associated with direct ownership of real estate, including losses from casualty or condemnation, changes in local or general economic conditions, fluctuations in supply and demand, decline in property values, extended vacancies, increases in property taxes, lack of availability of mortgage financing, variations in rental income and changes in interest rates. Additionally, the appreciation of securities issued by a REIT depends, in part, on the skills of the REIT’s manager. REITs may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency. In addition, REITs that are privately held or not traded on a national securities exchange may subject the Portfolio to liquidity and valuation risk.

Private Placement and Restricted Securities Risk

Private Placement and Restricted Securities Risk: The Portfolio may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Securities acquired in a private placement generally are subject to strict restrictions on resale, and there may be no market or a limited market for the resale of such securities. Therefore, the Portfolio may be unable to dispose of such securities when it desires to do so or at the most favorable price. This potential lack of liquidity also may make it more difficult to accurately value these securities.

Liquidity and Valuation Risk

Liquidity and Valuation Risk: The Portfolio’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Portfolio is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Portfolio. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio’s performance.

Sector Risk

Sector Risk: To the extent the Portfolio focuses its investments in particular sectors of the economy, the Portfolio’s performance may be more subject to the risks of volatile economic cycles and/or conditions or developments adversely affecting such sectors than if the Portfolio held a broader range of investments. Individual sectors may fluctuate more widely than the broader market.

Prospectus Summary | NYLI VP Wellington Growth Portfolio
Risk Table - Prospectus Summary - NYLI VP Wellington Growth Portfolio	Risk [Text Block]
Principal Risks
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Risk Lose Money [Member]	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Portfolio Management Risk

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are different than the composition of the Portfolio's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio's benchmark.

Equity Securities Risk

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Growth Stock Risk

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. These risks may be more pronounced in companies that are in the earlier stages of their growth cycle.

Market Capitalization Risk

Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Prospectus Summary | NYLI VP Wellington Small Cap Portfolio
Risk Table - Prospectus Summary - NYLI VP Wellington Small Cap Portfolio	Risk [Text Block]
Principal Risks
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Risk Lose Money [Member]	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Portfolio Management Risk

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. There is a risk that if the Portfolio’s strategy of allocating assets among different portfolio management teams does not work as intended, the Portfolio may not achieve its objective or may underperform other funds with similar investment strategies. The investment styles employed by the portfolio managers may not be complementary, which could adversely affect the performance of the Portfolio. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are different than the composition of the Portfolio's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio's benchmark.

Micro-Cap, Small-Cap and Mid-Cap Stock Risk

Micro-Cap, Small-Cap and Mid-Cap Stock Risk: The general risks associated with equity securities and liquidity risk are particularly pronounced for stocks of companies with market capitalizations that are small compared to other publicly traded companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Stocks of small-capitalization and mid-

capitalization companies may trade less frequently and in lesser volume than more widely held securities, and their values may fluctuate more sharply than those of other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Generally, the smaller the company, the greater these risks become. As a result, stocks of micro-capitalization companies share the same risks as stocks of small-capitalization and mid-capitalization companies, however these risks are more pronounced, including that the changes in stock price of micro-capitalization companies can be more sudden or erratic than stock prices of other larger capitalization stocks, especially over the short term.

Equity Securities Risk

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Growth Stock Risk

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. These risks may be more pronounced in companies that are in the earlier stages of their growth cycle.

Value Stock Risk

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower or higher than that of funds that invest in other types of equity securities.

Prospectus Summary | NYLI VP Winslow Large Cap Growth Portfolio
Risk Table - Prospectus Summary - NYLI VP Winslow Large Cap Growth Portfolio	Risk [Text Block]
Principal Risks
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Risk Lose Money [Member]	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Portfolio Management Risk

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. The Subadvisor will give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are different than the composition of the Portfolio's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio's benchmark.

Equity Securities Risk

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Market Capitalization Risk

Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Growth Stock Risk

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. These risks may be more pronounced in companies that are in the earlier stages of their growth cycle.

Foreign Securities Risk

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, trade restrictions (including tariffs) or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk.

Prospectus Summary | NYLI VP Balanced Portfolio
Risk Table - Prospectus Summary - NYLI VP Balanced Portfolio	Risk [Text Block]
Principal Risks
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisors may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Risk Lose Money [Member]	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Multi-Manager Risk

Multi-Manager Risk: The Portfolio’s performance relies on the selection and monitoring of the Subadvisors as well as how the Portfolio’s assets are allocated among those Subadvisors. Performance will also depend on the Subadvisors’ skill in implementing their respective strategy or strategies. The Subadvisors’ investment strategies may not always be complementary to one another and, as a result, the Subadvisors may make decisions that conflict with one another, which may adversely affect the Portfolio’s performance. For example, a Subadvisor may purchase an investment for the Portfolio at the same time that another Subadvisor sells the investment, resulting in higher expenses without accomplishing any net investment result. Alternatively, multiple Subadvisors could purchase the same investment at the same time, causing the Portfolio to pay higher expenses because the Subadvisors did not aggregate their transactions. The multi-manager approach may also cause the Portfolio to invest a substantial percentage of its assets in certain types of securities, which could expose the Portfolio to greater risks associated with those types of securities and lead to large beneficial or detrimental effects on the Portfolio’s performance. The Manager may influence a Subadvisor in terms of its management of a portion of the Portfolio’s assets, including hedging practices, investment exposure and risk management.

A Subadvisor may underperform the market generally and may underperform other subadvisors that the Manager could have selected.

Portfolio Management Risk

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisors may not produce the desired results or expected returns. The Subadvisors will give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are different than the composition of the Portfolio's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio's benchmark.

Conflicts of Interest Risk

Conflicts of Interest Risk: Potential conflicts of interest situations could arise. For example, New York Life Investment Management may be subject to potential conflicts of interest in selecting or allocating assets among the Portfolio’s underlying ETFs (the “Underlying ETFs”) because New York Life Investment Management receives fees from affiliated Underlying ETFs and not from other Underlying ETFs. In addition, the Portfolio’s portfolio managers may also serve as portfolio managers to one or more affiliated Underlying ETFs and may have an incentive to select certain affiliated Underlying ETFs due to compensation considerations or to support new investment strategies or cash flow needs of affiliated Underlying ETFs. Moreover, a situation could occur where the best interests of the Portfolio could be adverse to the best interests of an affiliated Underlying ETF or vice versa. New York Life Investment Management will analyze any such situation and take all steps it believes to be necessary to minimize and, where possible, eliminate potential conflicts.

Yield Risk	Yield Risk: There can be no guarantee that the Portfolio will achieve or maintain any particular level of yield.
Equity Securities Risk

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Value Stock Risk

Value Stock Risk: Value stocks may never reach what a Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower or higher than that of funds that invest in other types of equity securities.

Market Capitalization Risk

Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Debt Securities Risk

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived by market participants, rating agencies, pricing services or otherwise as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Portfolio’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio’s income if the proceeds are reinvested at lower interest rates.

Interest rate risk is the risk that the value of the Portfolio’s investments in fixed-income or debt securities will change because of changes in interest rates. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates (or the expectation of such changes) or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Portfolio to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Portfolio’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of previously-issued fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity). Very low or negative interest rates may magnify interest rate risk. There is a risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Portfolio and its investments. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates and/or volatility. Other factors that may affect the value of debt securities include, but are not limited to, economic, social, political, public health, and other crises and responses by governments and companies to such crises. Not all U.S. government debt securities are guaranteed by the U.S.

government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Portfolio’s yield will fluctuate with changes in short-term interest rates.

Exchange-Traded Fund Risk

Exchange-Traded Fund Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities in which the ETF invests or is designed to track, although lack of liquidity in an ETF’s shares could result in the market price of the ETF’s shares being more volatile than its underlying portfolio securities. Disruptions in the markets for the securities underlying ETFs could result in losses on the investments in ETFs. ETFs may not achieve their investment objectives due to, among other reasons, regulatory restrictions, including exchange rules, rapid or material fluctuations in market prices of shares of an ETF, or shares of an ETF trading significantly above or below net asset value. ETFs also have management fees and transaction costs that may make them more expensive than owning the underlying securities directly.

Derivatives Risk

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Futures and other derivatives may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.

Due to fluctuations in the price of the underlying instrument, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Portfolio writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Portfolio could experience a substantial loss.

Derivatives may also increase the expenses of the Portfolio.

Floating Rate Notes and Variable Rate Notes Risk

Floating Rate Notes and Variable Rate Notes Risk: Floating and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Portfolio's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Floating rate loans and other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors (sometimes referred to as “covenant-lite” loans or obligations) are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements. The terms of many floating rate notes and other instruments are tied to reference rates or benchmarks such as the Secured Overnight Financing Rate (“SOFR”).

Mortgage-Related and Other Asset-Backed Securities Risk

Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related securities (such as mortgage-backed securities) and other asset-backed securities generally involve a stream of payments based on the underlying obligations. These payments, which are often part interest and part return of principal, vary based on the rate at which the underlying borrowers repay their loans or other obligations. Asset-backed securities are subject to the risk that borrowers may default on the underlying obligations and that, during periods of falling interest rates, these obligations may be called or prepaid and, during periods of rising interest rates, obligations may be paid more slowly than expected. Impairment of the underlying obligations or collateral, such as by non-payment, will reduce the security's value. Enforcing rights against such collateral in events of default may be difficult or insufficient. The value of these securities may be significantly affected by changes in interest rates (or the expectations of such changes), the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Portfolio to successfully utilize these instruments may depend on the ability of a Subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Foreign Securities Risk

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, trade restrictions (including tariffs) or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Emerging Markets Risk

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets are elevated under adverse market conditions and include: (i) smaller trading volumes for such securities and limited access to investments in the event of market closures (including due to local holidays), which result in a lack of liquidity and in greater price volatility; (ii) less government regulation, which could lead to market manipulation, and less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting, corporate governance and other requirements, which limit the quality and availability of financial information; (iii) the absence of developed legal systems, including structures governing private or foreign investment or allowing for judicial redress (such as limits on rights and remedies available) for investment losses and injury to private property; (iv) loss resulting from problems in share registration and custody; (v) sensitivity to adverse political or social events affecting the region where an emerging market is located; (vi) particular sensitivity to economic and political disruptions, including adverse effects stemming from actual or threatened wars, military conflicts, sanctions, trade restrictions, recessions, depressions or other economic crises, or reliance on international or other forms of aid, including trade, taxation and development policies; and (vii) the nationalization of foreign deposits or assets.

Liquidity and Valuation Risk

Liquidity and Valuation Risk: The Portfolio’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Portfolio is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Portfolio. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio’s performance. These risks are heightened for fixed-income instruments in a changing or volatile interest rate environment.

Portfolio Turnover Risk

Portfolio Turnover Risk: The strategy of the Portfolio may result in high portfolio turnover. A high turnover rate may increase transaction costs, which are paid by the Portfolio. Additionally, a high turnover rate may generate capital gains, (on which Portfolio shareholders will pay taxes, even if such shareholders do not sell any shares by year-end).

Prospectus Summary | NYLI VP Income Builder Portfolio
Risk Table - Prospectus Summary - NYLI VP Income Builder Portfolio	Risk [Text Block]
Principal Risks
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisors may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Risk Lose Money [Member]	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Multi-Manager Risk

Multi-Manager Risk: The Portfolio’s performance relies on the selection and monitoring of the Subadvisors as well as how the Portfolio’s assets are allocated among those Subadvisors. Performance will also depend on the Subadvisors’ skill in implementing their respective strategy or strategies. The Subadvisors’ investment strategies may not always be complementary to one another and, as a result, the Subadvisors may make decisions that conflict with one another, which may adversely affect the Portfolio’s performance. For example, a Subadvisor may purchase an investment for the Portfolio at the same time that another Subadvisor sells the investment, resulting in higher expenses without accomplishing any net investment result. Alternatively, multiple Subadvisors could purchase the same investment at the same time, causing the Portfolio to pay higher expenses because the Subadvisors did not aggregate their transactions. The multi-manager approach may also cause the Portfolio to invest a substantial percentage of its assets in certain types of securities, which could expose the Portfolio to greater risks associated with those types of securities and lead to large beneficial or detrimental effects on the Portfolio’s performance. The Manager may influence a Subadvisor in terms of its management of a portion of the Portfolio’s assets, including hedging practices, investment exposure and risk management.

A Subadvisor may underperform the market generally and may underperform other subadvisors that the Manager could have selected.

MacKay Shields may be subject to potential conflicts of interest in allocating the Portfolio’s assets. Therefore, MacKay Shields will carefully analyze its allocation decisions and take all steps it believes to be necessary to minimize these potential conflicts of interest.

Portfolio Management Risk

Portfolio Management Risk: The investment strategies, practices and risk analyses used by a Subadvisor may not produce the desired results or expected returns. A Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are different than the composition of the Portfolio's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio's benchmark.

Yield Risk	Yield Risk: There can be no guarantee that the Portfolio will achieve or maintain any particular level of yield.
Debt Securities Risk

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived by market participants, rating agencies, pricing services or otherwise as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Portfolio’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio’s income if the proceeds are reinvested at lower interest rates.

Interest rate risk is the risk that the value of the Portfolio’s investments in fixed-income or debt securities will change because of changes in interest rates. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates (or the expectation of such changes) or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Portfolio to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Portfolio’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of previously-issued fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity). Very low or negative interest rates may magnify interest rate risk. There is a risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Portfolio and its investments. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates and/or volatility. Other factors that may affect the value of debt securities include, but are not limited to, economic, social, political, public health, and other crises and responses by governments and companies to such crises.

Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Portfolio’s yield will fluctuate with changes in short-term interest rates.

Equity Securities Risk

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Value Stock Risk

Value Stock Risk: Value stocks may never reach what a Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower or higher than that of funds that invest in other types of equity securities.

Market Capitalization Risk

Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

High-Yield Securities Risk

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are considered speculative by certain ratings agencies because investments in such securities present a greater risk of loss than investments in higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss (which may be substantial or total loss) of income and principal. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Loan Participation Interest Risk

Loan Participation Interest Risk: There may not be a readily available market for loan participation interests, which in some cases could result in the Portfolio disposing of such interests at a substantial discount from face value or holding such interests until maturity. In addition, the Portfolio may be exposed to the credit risk of the underlying corporate borrower as well as the lending institution or other participant from whom the Portfolio purchased the loan participation interests. The Portfolio may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest and may be subject to greater delays, expenses and risks than if the Portfolio had purchased a direct obligation of the borrower. Substantial increases in interest rates may cause an increase in loan obligation defaults.

Floating Rate Loans Risk

Floating Rate Loans Risk: The floating rate loans in which the Portfolio invests are usually rated below investment grade, or, if unrated, determined by the Subadvisor to be of comparable quality (commonly referred to as "junk bonds") and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt instruments. Moreover, such investments may, under certain circumstances, be particularly susceptible to liquidity and valuation risks. Although certain floating rate loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower’s obligation. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the value of the Portfolio's investments in floating rate loans are more likely to decline. The secondary market for floating rate loans is limited and, thus, the Portfolio’s ability to sell or realize the full value of its investment in these loans to reinvest sale proceeds or to meet redemption obligations may be impaired. In addition, floating rate loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Portfolio may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.

In certain circumstances, floating rate loans may not be deemed to be securities. As a result, the Portfolio may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Portfolio generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

Floating rate loans and other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors (sometimes referred to as “covenant-lite” loans or obligations) are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements.

The terms of many floating rate loans and other instruments are tied to reference rates or benchmarks such as the Secured Overnight Financing Rate (“SOFR”).

Mortgage-Related and Other Asset-Backed Securities Risk

Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related securities (such as mortgage-backed securities) and other asset-backed securities generally involve a stream of payments based on the underlying obligations. These payments, which are often part interest and part return of principal, vary based on the rate at which the underlying borrowers repay their loans or other obligations. Asset-backed securities are subject to the risk that borrowers may default on the underlying obligations and that, during periods of falling interest rates, these obligations may be called or prepaid and, during periods of rising interest rates, obligations may be paid more slowly than expected. Impairment of the underlying obligations or collateral, such as by non-payment, will reduce the security's value. Enforcing rights against such collateral in events of default may be difficult or insufficient. The value of these securities may be significantly affected by changes in interest rates (or the expectations of such changes), the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Portfolio to successfully utilize these instruments may depend on the ability of a Subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Mortgage Dollar Roll Transaction Risk

Mortgage Dollar Roll Transaction Risk: A mortgage dollar roll is a transaction in which the Portfolio sells mortgage-related securities from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the Portfolio at the end of the roll, while substantially similar, may be inferior to what was initially sold to the counterparty.

TBA Securities Risk

TBA Securities Risk: In a TBA securities transaction, the Portfolio commits to purchase certain securities for a fixed price at a future date. The principal risks of a TBA securities transaction are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Portfolio receives the security. Margin requirements applicable to the Portfolio’s TBA securities transactions may increase the cost of TBA securities transactions to the Portfolio and may impose added operational complexity.

Foreign Securities Risk

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, trade restrictions (including tariffs) or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk.

Convertible Securities Risk

Convertible Securities Risk: Convertible securities are typically subordinate to an issuer’s other debt obligations. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. Certain types of convertible securities may decline in value or lose their value entirely in the event that the issuer's financial condition becomes significantly impaired. If an issuer stops making interest and/or principal payments, the Portfolio could lose its entire investment.

Derivatives Risk

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. For example, if the Portfolio is the seller of credit protection in a credit default swap, the Portfolio effectively adds leverage to its portfolio and is subject to the credit exposure on the full notional value of the swap. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio. Futures and other derivatives may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying instrument, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Portfolio writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Portfolio could experience a substantial loss. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Portfolio agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Swap transactions tend to shift a Portfolio's investment exposure from one type of investment to another and may entail the risk that a party will default on its payment obligations to the Portfolio. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in the Portfolio and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of the Portfolio.

Liquidity and Valuation Risk

Liquidity and Valuation Risk: The Portfolio’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Portfolio is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Portfolio. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio’s performance. These risks are heightened for fixed-income instruments in a changing or volatile interest rate environment.

Money Market/Short-Term Securities Risk

Money Market/Short-Term Securities Risk: To the extent the Portfolio holds cash or invests in money market or short-term securities, the Portfolio may be less likely to achieve its investment objective. In addition, it is possible that the Portfolio's investments in these instruments could lose money.

Prospectus Summary | NYLI VP Janus Henderson Balanced Portfolio
Risk Table - Prospectus Summary - NYLI VP Janus Henderson Balanced Portfolio	Risk [Text Block]
Principal Risks
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Risk Lose Money [Member]	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Portfolio Management Risk

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are different than the composition of the Portfolio's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio's benchmark.

Equity Securities Risk

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Growth Stock Risk

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. These risks may be more pronounced in companies that are in the earlier stages of their growth cycle.

Debt Securities Risk

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived by market participants, rating agencies, pricing services or otherwise as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Portfolio’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio’s income if the proceeds are reinvested at lower interest rates.

Interest rate risk is the risk that the value of the Portfolio’s investments in fixed-income or debt securities will change because of changes in interest rates. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates (or the expectation of such changes) or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Portfolio to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Portfolio’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of previously-issued fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity). Very low or negative interest rates may magnify interest rate risk. There is a risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Portfolio and its investments. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates and/or volatility. Other factors that may affect the value of debt securities include, but are not limited to, economic, social, political, public health, and other crises and responses by governments and companies to such crises. Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Portfolio’s yield will fluctuate with changes in short-term interest rates.

Floating Rate Notes and Variable Rate Notes Risk

Floating Rate Notes and Variable Rate Notes Risk: Floating and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Portfolio's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Floating rate loans and other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors (sometimes referred to as “covenant-lite” loans or obligations) are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements. The terms of many floating rate notes and other instruments are tied to reference rates or benchmarks such as the Secured Overnight Financing Rate (“SOFR”).

Mortgage-Related and Other Asset-Backed Securities Risk

Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related securities (such as mortgage-backed securities) and other asset-backed securities generally involve a stream of payments based on the underlying obligations. These payments, which are often part interest and part return of principal, vary based on the rate at which the underlying borrowers repay their loans or other obligations. Asset-backed securities are subject to the risk that borrowers may default on the underlying obligations and that, during periods of falling interest rates, these obligations may be called or prepaid and, during periods of rising interest rates, obligations may be paid more slowly than expected. Impairment of the underlying obligations or collateral, such as by non-payment, will reduce the security's value. Enforcing rights against such collateral in events of default may be difficult or insufficient. The value of these securities may be significantly affected by changes in interest rates (or the expectations of such changes), the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Portfolio to successfully utilize these instruments may depend on the ability of the Subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Mortgage Pass-Through Securities Risk

Mortgage Pass-Through Securities Risk: Investments in mortgage pass-through securities are subject to similar market risks as fixed-income securities, which include, but are not limited to, interest rate risk, credit risk, prepayment risk, and extension risk.

TBA Securities Risk

TBA Securities Risk: In a TBA securities transaction, the Portfolio commits to purchase certain securities for a fixed price at a future date. The principal risks of a TBA securities transaction are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Portfolio receives the security. Margin requirements applicable to the Portfolio’s TBA securities transactions may increase the cost of TBA securities transactions to the Portfolio and may impose added operational complexity.

Derivatives Risk

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. For example, if the Portfolio is the seller of credit protection in a credit default swap, the Portfolio effectively adds leverage to its portfolio and is subject to the credit exposure on the full notional value of the swap. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Futures and other derivatives may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.

The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio.

Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Swap transactions tend to shift a Portfolio's investment exposure from one type of investment to another and may entail the risk that a party will default on its payment obligations to the Portfolio. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in the Portfolio and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free.

Derivatives may also increase the expenses of the Portfolio.

Currency Risk

Currency Risk: Changes in the value of foreign (non-U.S.) currencies relative to the U.S. dollar may adversely affect investments in foreign currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign currencies. These changes in value can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself.

The Subadvisor may seek to reduce currency risk by hedging all or part of the exposure to various foreign currencies by engaging in hedging transactions, including swaps, futures, forward currency contracts and other derivatives. However, these transactions and techniques may not always work as intended, and in certain cases the Portfolio may be worse off than if it had not engaged in such hedging practices. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Short Selling and Short Exposure Risk

Short Selling and Short Exposure Risk: To the extent the Portfolio obtains short exposure through the use of derivatives, the Portfolio would be subject to leverage risk, counterparty risk and other risks associated with the use of derivatives. If a security sold short increases in price, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero. The Portfolio may have substantial short positions and must borrow those securities to make delivery to the buyer. The Portfolio may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Portfolio may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. The Portfolio also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Portfolio may be required to pay in connection with the short sale.

Until the Portfolio replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with the Portfolio's broker or custodian to cover the Portfolio's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Portfolio's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Portfolio may not be able to substitute or sell the pledged collateral. This may limit the Portfolio's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

By investing the proceeds received from selling securities short, the Portfolio could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Portfolio’s exposure to long positions and make any change in the Portfolio’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the Portfolio will leverage its portfolio, or if it does, that the Portfolio’s leveraging strategy will be successful or that it will produce a higher return on an investment.

Foreign Securities Risk

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, trade restrictions (including tariffs) or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Emerging Markets Risk

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets are elevated under adverse market conditions and include: (i) smaller trading volumes for such securities and limited access to investments in the event of market closures (including due to local holidays), which result in a lack of liquidity and in greater price volatility; (ii) less government regulation, which could lead to market manipulation, and less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting, corporate governance and other requirements, which limit the quality and availability of financial information; (iii) the absence of developed legal systems, including structures governing private or foreign investment or allowing for judicial redress (such as limits on rights and remedies available) for investment losses and injury to private property; (iv) loss resulting from problems in share registration and custody; (v) sensitivity to adverse political or social events affecting the region where an emerging market is located; (vi) particular sensitivity to economic and political disruptions, including adverse effects stemming from actual or threatened wars, military conflicts, sanctions, trade restrictions, recessions, depressions or other economic crises, or reliance on international or other forms of aid, including trade, taxation and development policies; and (vii) the nationalization of foreign deposits or assets.

High-Yield Securities Risk

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are considered speculative by certain ratings agencies because investments in such securities present a greater risk of loss than investments in higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss (which may be substantial or total loss) of income and principal. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Yield Risk	Yield Risk: There can be no guarantee that the Portfolio will achieve or maintain any particular level of yield.
Liquidity and Valuation Risk

Liquidity and Valuation Risk: The Portfolio’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Portfolio is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Portfolio. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio’s performance. These risks are heightened for fixed-income instruments in a changing or volatile interest rate environment.

Money Market/Short-Term Securities Risk

Money Market/Short-Term Securities Risk: To the extent the Portfolio holds cash or invests in money market or short-term securities, the Portfolio may be less likely to achieve its investment objective. In addition, it is possible that the Portfolio's investments in these instruments could lose money.

Dividend-Paying Stock Risk

Dividend-Paying Stock Risk: Emphasis on equity and equity-related securities that produce income or other distributions involves the risk that such securities may fall out of favor with investors and underperform the market. Depending upon market conditions, income producing stocks that meet the Portfolio’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Portfolio to produce current income while remaining fully diversified. Also, an issuer may reduce or eliminate its income payments or other distributions, particularly during a market downturn. The distributions received may not qualify as income for Portfolio investors.

Private Placement and Restricted Securities Risk

Private Placement and Restricted Securities Risk: The Portfolio may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Securities acquired in a private placement generally are subject to strict restrictions on resale, and there may be no market or a limited market for the resale of such securities. Therefore, the Portfolio may be unable to dispose of such securities when it desires to do so or at the most favorable price. This potential lack of liquidity also may make it more difficult to accurately value these securities.

Portfolio Turnover Risk

Portfolio Turnover Risk: The strategy of the Portfolio may result in high portfolio turnover. A high turnover rate may increase transaction costs, which are paid by the Portfolio. Additionally, a high turnover rate may generate capital gains, (on which Portfolio shareholders will pay taxes, even if such shareholders do not sell any shares by year-end).

Prospectus Summary | NYLI VP MacKay Convertible Portfolio
Risk Table - Prospectus Summary - NYLI VP MacKay Convertible Portfolio	Risk [Text Block]
Principal Risks
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Risk Lose Money [Member]	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Portfolio Management Risk

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are different than the composition of the Portfolio's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio's benchmark.

Yield Risk	Yield Risk: There can be no guarantee that the Portfolio will achieve or maintain any particular level of yield.
Convertible Securities Risk

Convertible Securities Risk: Convertible securities are typically subordinate to an issuer’s other debt obligations. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. Certain types of convertible securities may decline in value or lose their value entirely in the event that the issuer's financial condition becomes significantly impaired. If an issuer stops making interest and/or principal payments, the Portfolio could lose its entire investment.

Synthetic Convertible Securities Risk

Synthetic Convertible Securities Risk: The values of a synthetic convertible security and a true convertible security may respond differently to market fluctuations. In addition, in purchasing a synthetic convertible security, the Portfolio may have counterparty (including counterparty credit) risk with respect to the financial institution or investment bank that offers the instrument.

Debt Securities Risk

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived by market participants, rating agencies, pricing services or otherwise as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Portfolio’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio’s income if the proceeds are reinvested at lower interest rates.

Interest rate risk is the risk that the value of the Portfolio’s investments in fixed-income or debt securities will change because of changes in interest rates. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates (or the expectation of such changes) or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Portfolio to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Portfolio’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of previously-issued fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity). Very low or negative interest rates may magnify interest rate risk. There is a risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Portfolio and its investments. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates and/or volatility. Other factors that may affect the value of debt securities include, but are not limited to, economic, social, political, public health, and other crises and responses by governments and companies to such crises. Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Portfolio’s yield will fluctuate with changes in short-term interest rates.

High-Yield Securities Risk

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are considered speculative by certain ratings agencies because investments in such securities present a greater risk of loss than investments in higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss (which may be substantial or total loss) of income and principal. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Equity Securities Risk

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Foreign Securities Risk

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, trade restrictions (including tariffs) or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk.

Liquidity and Valuation Risk

Liquidity and Valuation Risk: The Portfolio’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Portfolio is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Portfolio. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio’s performance. These risks are heightened for fixed-income instruments in a changing or volatile interest rate environment.

Money Market/Short-Term Securities Risk

Money Market/Short-Term Securities Risk: To the extent the Portfolio holds cash or invests in money market or short-term securities, the Portfolio may be less likely to achieve its investment objective. In addition, it is possible that the Portfolio's investments in these instruments could lose money.

Private Placement and Restricted Securities Risk

Private Placement and Restricted Securities Risk: The Portfolio may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Securities acquired in a private placement generally are subject to strict restrictions on resale, and there may be no market or a limited market for the resale of such securities. Therefore, the Portfolio may be unable to dispose of such securities when it desires to do so or at the most favorable price. This potential lack of liquidity also may make it more difficult to accurately value these securities.

Prospectus Summary | NYLI VP MacKay Convertible Portfolio
Risk Table - Prospectus Summary - NYLI VP MacKay Convertible Portfolio	Risk [Text Block]
Principal Risks
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Risk Lose Money [Member]	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Portfolio Management Risk

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are different than the composition of the Portfolio's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio's benchmark.

Yield Risk	Yield Risk: There can be no guarantee that the Portfolio will achieve or maintain any particular level of yield.
Convertible Securities Risk

Convertible Securities Risk: Convertible securities are typically subordinate to an issuer’s other debt obligations. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. Certain types of convertible securities may decline in value or lose their value entirely in the event that the issuer's financial condition becomes significantly impaired. If an issuer stops making interest and/or principal payments, the Portfolio could lose its entire investment.

Synthetic Convertible Securities Risk

Synthetic Convertible Securities Risk: The values of a synthetic convertible security and a true convertible security may respond differently to market fluctuations. In addition, in purchasing a synthetic convertible security, the Portfolio may have counterparty (including counterparty credit) risk with respect to the financial institution or investment bank that offers the instrument.

Debt Securities Risk

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived by market participants, rating agencies, pricing services or otherwise as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Portfolio’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio’s income if the proceeds are reinvested at lower interest rates.

Interest rate risk is the risk that the value of the Portfolio’s investments in fixed-income or debt securities will change because of changes in interest rates. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates (or the expectation of such changes) or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Portfolio to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Portfolio’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of previously-issued fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity). Very low or negative interest rates may magnify interest rate risk. There is a risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Portfolio and its investments. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates and/or volatility. Other factors that may affect the value of debt securities include, but are not limited to, economic, social, political, public health, and other crises and responses by governments and companies to such crises. Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Portfolio’s yield will fluctuate with changes in short-term interest rates.

High-Yield Securities Risk

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are considered speculative by certain ratings agencies because investments in such securities present a greater risk of loss than investments in higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss (which may be substantial or total loss) of income and principal. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Equity Securities Risk

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Foreign Securities Risk

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, trade restrictions (including tariffs) or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk.

Liquidity and Valuation Risk

Liquidity and Valuation Risk: The Portfolio’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Portfolio is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Portfolio. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio’s performance. These risks are heightened for fixed-income instruments in a changing or volatile interest rate environment.

Money Market/Short-Term Securities Risk

Money Market/Short-Term Securities Risk: To the extent the Portfolio holds cash or invests in money market or short-term securities, the Portfolio may be less likely to achieve its investment objective. In addition, it is possible that the Portfolio's investments in these instruments could lose money.

Private Placement and Restricted Securities Risk

Private Placement and Restricted Securities Risk: The Portfolio may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Securities acquired in a private placement generally are subject to strict restrictions on resale, and there may be no market or a limited market for the resale of such securities. Therefore, the Portfolio may be unable to dispose of such securities when it desires to do so or at the most favorable price. This potential lack of liquidity also may make it more difficult to accurately value these securities.

Prospectus Summary | NYLI VP CBRE Global Infrastructure Portfolio
Risk Table - Prospectus Summary - NYLI VP CBRE Global Infrastructure Portfolio	Risk [Text Block]
Principal Risks
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Risk Lose Money [Member]	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Portfolio Management Risk

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. The Subadvisor may give consideration to certain sustainability (such as environmental, social and governance factors) criteria when evaluating an investment opportunity. The application of sustainability criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are different than the composition of the Portfolio's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account sustainability criteria or the Portfolio's benchmark.

Investments selected using quantitative methods or based on models that analyze information and data (“quantitative tools”) may perform differently from the market as a whole. The quantitative tool used by the Subadvisor, and the investments selected based on the quantitative tool, may not perform as expected. The quantitative tool may contain certain assumptions in construction and implementation that may adversely affect the Portfolio’s performance. There may also be technical issues with the construction and implementation of quantitative tools (for example, software or other technology malfunctions, or programming inaccuracies). In addition, the Portfolio’s performance will reflect, in part, the Subadvisor’s ability to make active qualitative decisions and timely adjust the quantitative tool, including the tool’s underlying metrics and data.

Equity Securities Risk

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Infrastructure Investment Risk

Infrastructure Investment Risk: The Portfolio’s investments in infrastructure-related securities expose the Portfolio to potential adverse economic, regulatory, political, legal and other changes affecting such investments. Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies/issuers.

Rights and Warrants Risk

Rights and Warrants Risk: Rights and warrants may provide a greater potential for profit or loss than an equivalent investment in the underlying securities. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities, and warrants are speculative investments. If a right or warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such right or warrant.

Depositary Receipts Risk

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Preferred Stock Risk

Preferred Stock Risk: Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. Preferred stock may also be subject to greater credit risk or other risks, such as risks related to limited voting rights, liquidity, regulatory changes and special redemption rights. In addition, preferred stocks may not pay dividends, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock. To the extent that the Portfolio invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the Portfolio’s investments to decline.

Convertible Securities Risk

Convertible Securities Risk: Convertible securities are typically subordinate to an issuer’s other debt obligations. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. Certain types of convertible securities may decline in value or lose their value entirely in the event that the issuer's financial condition becomes significantly impaired. If an issuer stops making interest and/or principal payments, the Portfolio could lose its entire investment.

Master Limited Partnership (“MLP”) Risk

Master Limited Partnership (“MLP”) Risk: MLPs carry many of the risks inherent in investing in a partnership. State law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP. Limited partners may also have more limited control and limited rights to vote on matters affecting the MLP.

Foreign Securities Risk

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, trade restrictions (including tariffs) or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Emerging Markets Risk

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets are elevated under adverse market conditions and include: (i) smaller trading volumes for such securities and limited access to investments in the event of market closures (including due to local holidays), which result in a lack of liquidity and in greater price volatility; (ii) less government regulation, which could lead to market manipulation, and less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting, corporate governance and other requirements, which limit the quality and availability of financial information; (iii) the absence of developed legal systems, including structures governing private or foreign investment or allowing for judicial redress (such as limits on rights and remedies available) for investment losses and injury to private property; (iv) loss resulting from problems in share registration and custody; (v) sensitivity to adverse political or social events affecting the region where an emerging market is located; (vi) particular sensitivity to economic and political disruptions, including adverse effects stemming from actual or threatened wars, military conflicts, sanctions, trade restrictions, recessions, depressions or other economic crises, or reliance on international or other forms of aid, including trade, taxation and development policies; and (vii) the nationalization of foreign deposits or assets.

Investments in Other Investment Companies Risk

Investments in Other Investment Companies Risk: The Portfolio's investment in another investment company may subject the Portfolio indirectly to the risks of that investment company. The Portfolio also will bear its share of the underlying investment company's fees and expenses, which are in addition to the Portfolio's own fees and expenses.

Exchange-Traded Fund ("ETF") Risk

Exchange-Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities in which the ETF invests or is designed to track, although lack of liquidity in an ETF’s shares could result in the market price of the ETF’s shares being more volatile than its underlying portfolio securities. Disruptions in the markets for the securities underlying ETFs could result in losses on the investments in ETFs. ETFs may not achieve their investment objectives due to, among other reasons, regulatory restrictions, including exchange rules, rapid or material fluctuations in market prices of shares of an ETF, or shares of an ETF trading significantly above or below net asset value. ETFs also have management fees and transaction costs that may make them more expensive than owning the underlying securities directly.

Market Capitalization Risk

Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Liquidity and Valuation Risk

Liquidity and Valuation Risk: The Portfolio’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase.

The Portfolio is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors’ interests in the Portfolio. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio’s performance. These risks are heightened for fixed-income instruments in a changing or volatile interest rate environment.

Concentration Risk

Concentration Risk: Because the Portfolio concentrates its investments in the securities of issuers conducting their business activities in the infrastructure group of industries, the Portfolio may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries. The Portfolio is particularly susceptible to financial, economic, political, or market events, as well as government regulation, impacting the infrastructure group of industries, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns. The Portfolio is subject to the risk that: (i) its performance will be closely tied to the performance of those particular industries; (ii) its performance will be adversely impacted when such industries experience a downturn; and (iii) it will perform poorly during a slump in demand for securities of companies in such industries.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio
Risk Table - Prospectus Summary - NYLI VP Hedge Multi-Strategy Portfolio	Risk [Text Block]
Principal Risks of the Portfolio
Principal Risks of the Portfolio

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by New York Life Investment Management may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. These may also be principal risks of an ETP in which the Portfolio invests.The relative significance of each principal risk summarized below may change over time.

Risk Lose Money [Member]	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Exchange-Traded Fund Risk

Exchange-Traded Fund Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities in which the ETF invests or is designed to track, although lack of liquidity in an ETF’s shares could result in the market price of the ETF’s shares being more volatile than its underlying portfolio securities. Disruptions in the markets for the securities underlying ETFs could result in losses on the investments in ETFs. ETFs may not achieve their investment objectives due to, among other reasons, regulatory restrictions, including exchange rules, rapid or material fluctuations in market prices of shares of an ETF, or shares of an ETF trading significantly above or below net asset value. ETFs also have management fees and transaction costs that may make them more expensive than owning the underlying securities directly.

Index Risk

Index Risk: The performance of the Underlying Index may deviate from that of the markets the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the Underlying Index’s monthly rebalancing process can track. Securities in the Underlying Index may also underperform in comparison to the general securities markets. In addition, there is no assurance that the Underlying Index’s methodology will generate or produce the intended results, including achieving exposure to the overall hedge fund universe. Market disruptions and regulatory restrictions could have an adverse effect on the Portfolio’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected for a period of time or at all, which may have an adverse impact on the Portfolio and its shareholders.

Derivatives Risk

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio. Futures and other derivatives may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying instrument, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Portfolio writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Portfolio could experience a substantial loss. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Swap transactions tend to shift a Portfolio's investment exposure from one type of investment to another and may entail the risk that a party will default on its payment obligations to the Portfolio. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in the Portfolio and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of the Portfolio.

Large Transactions Risk

Large Transactions Risk: To minimize disruptions to the operations of the Portfolio, New York Life Investment Management seeks to maintain existing target allocations and to implement small changes to target allocations through the netting of purchases and redemptions of Portfolio shares. These practices may temporarily affect New York Life Investment Management's ability to fully implement the Portfolio's investment strategies.

Leverage Risk

Leverage Risk: To the extent the Portfolio employs certain strategies and instruments (e.g., derivatives) that result in economic leverage, the Portfolio may be more volatile and sensitive to market movements than a portfolio that does not employ leverage. The use of leverage creates additional investment exposure as well as the potential for greater loss and may require the Portfolio to liquidate investments when it may be disadvantageous to do so.

Liquidity and Valuation Risk

Liquidity and Valuation Risk: The Portfolio’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Portfolio is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Portfolio. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio’s performance.

Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Cash Flow Risk

Cash Flow Risk: The amount of cash that the Portfolio has available to distribute to shareholders will depend on the ability of the ETPs in which the Portfolio has an interest to make distributions or pay dividends to their investors and the tax character of those distributions or dividends.

Portfolio Management Risk

Portfolio Management Risk: The investment strategies, practices and risk analyses used by New York Life Investment Management may not produce the desired results or expected returns. The Portfolio may be particularly susceptible to this risk to the extent that New York Life Investment Management employs a “representative sampling” strategy. In addition, the Portfolio may not achieve its investment objective and the Portfolio may not achieve performance similar to the overall hedge fund universe or achieve returns that equal or exceed the Underlying Index, the Russell 3000® Index, S&P Balanced Equity and Bond-Conservative Index, Barclay Hedge Fund Index or NYLI Hedge Multi-Strategy Index.

Index Strategy Risk

Index Strategy Risk: Unlike many investment companies, the Portfolio seeks to track its Underlying Index and is not “actively” managed. Therefore, the Portfolio would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from (or was no longer useful in tracking a component of) the Underlying Index.

Short Selling and Short Exposure Risk

Short Selling and Short Exposure Risk: To the extent the Portfolio obtains short exposure through the use of derivatives, the Portfolio would be subject to leverage risk, counterparty risk and other risks associated with the use of derivatives. If a security sold short increases in price, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero. The Portfolio may have substantial short positions and must borrow those securities to make delivery to the buyer. The Portfolio may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Portfolio may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. The Portfolio also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Portfolio may be required to pay in connection with the short sale.

Until the Portfolio replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with the Portfolio's broker or custodian to cover the Portfolio's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Portfolio's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Portfolio may not be able to substitute or sell the pledged collateral. This may limit the Portfolio's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

By investing the proceeds received from selling securities short, the Portfolio could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Portfolio's exposure to long positions and make any change in the Portfolio's net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the Portfolio will leverage its portfolio, or if it does, that the Portfolio's leveraging strategy will be successful or that it will produce a higher return on an investment.

Correlation Risk

Correlation Risk: The investment results of the Portfolio may not equal or exceed those of the Underlying Index for a number of reasons, including operating expenses, transaction costs and trading risks (when rebalancing the Portfolio’s securities holdings to reflect changes in the Underlying Index or for other similar reasons), cash flows and operational inefficiencies. Market disruptions and regulatory restrictions could have an adverse effect on the Portfolio’s ability to adjust its exposure to the required levels to track the Underlying Index. In addition, the Portfolio may use a “representative sampling” approach, which may cause the Portfolio’s investment results to not be as well correlated with those of the Underlying Index as would be the case if the Portfolio purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. Errors in the Underlying Index data, the Underlying Index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the provider of the Underlying Index for a period of time or at all, which may have an adverse impact on the Portfolio and its shareholders. As a result, the Portfolio’s returns may be lower than the returns of the Underlying Index.

Fund of Funds Risk	Fund of Funds Risk: The Portfolio’s investment performance, because it is a fund of funds, depends on the investment performance of the ETPs in which it invests.
Focused Portfolio Risk

Focused Portfolio Risk: To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its total assets) in an industry or group of industries, the Portfolio will concentrate its investments to approximately the same extent as the Underlying Index. In such instances, the Portfolio may be subject to more risks than if it was more broadly diversified over numerous industries and sectors. General changes in market sentiment towards companies in the industries and sectors in which the Portfolio invests may adversely affect the Portfolio, and the performance of such industries and sectors may lag behind the broader market as a whole.

Investments in Other Investment Companies Risk

Investments in Other Investment Companies Risk: The Portfolio's investment in another investment company may subject the Portfolio indirectly to the risks of that investment company. The Portfolio also will bear its share of the underlying investment company's fees and expenses, which are in addition to the Portfolio's own fees and expenses.

Principal Risks of the ETPs

The principal risks of the ETPs in which the Portfolio invests, which could adversely affect the performance of the Portfolio, may include the risks summarized below. For purposes of the risks summarized below, the terms “Portfolio” and “Portfolios” may also refer to “Underlying Portfolio/Fund” or “ETPs” as the context requires.

Equity Securities Risk

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Geographic Focus Risk

Geographic Focus Risk: Issuers that operate in a single country, a small number of countries, or a particular geographic region can be affected similarly by the market, currency, political, social, economic, regulatory, geopolitical and other conditions in such country or region, and the Portfolio’s performance will be affected by the conditions in the countries or regions to which the Portfolio is exposed. To the extent the Portfolio focuses its investments in a particular country or region, its performance will be more susceptible to adverse developments in such country or region than a more geographically diversified fund.

Growth Stock Risk

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. These risks may be more pronounced in companies that are in the earlier stages of their growth cycle.

Value Stock Risk

Value Stock Risk: Value stocks may never reach what the Portfolio's portfolio managers believe is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower than that of funds that invest in other types of equity securities.

Market Capitalization Risk

Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Foreign Securities Risk

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, trade restrictions (including tariffs) or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Emerging Markets Risk

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets are elevated under adverse market conditions and include: (i) smaller trading volumes for such securities and limited access to investments in the event of market closures (including due to local holidays), which result in a lack of liquidity and in greater price volatility; (ii) less government regulation, which could lead to market manipulation, and less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting, corporate governance and other requirements, which limit the quality and availability of financial information; (iii) the absence of developed legal systems, including structures governing private or foreign investment or allowing for judicial redress (such as limits on rights and remedies available) for investment losses and injury to private property; (iv) loss resulting from problems in share registration and custody; (v) sensitivity to adverse political or social events affecting the region where an emerging market is located; (vi) particular sensitivity to economic and political disruptions, including adverse effects stemming from actual or threatened wars, military conflicts, sanctions, trade restrictions, recessions, depressions or other economic crises, or reliance on international or other forms of aid, including trade, taxation and development policies; and (vii) the nationalization of foreign deposits or assets.

Convertible Securities Risk

Convertible Securities Risk: Convertible securities are typically subordinate to an issuer’s other debt obligations. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. Certain types of convertible securities may decline in value or lose their value entirely in the event that the issuer's financial condition becomes significantly impaired. If an issuer stops making interest and/or principal payments, the Portfolio could lose its entire investment.

Currency Risk

Currency Risk: Changes in the value of foreign (non-U.S.) currencies relative to the U.S. dollar may adversely affect investments in foreign currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign currencies. These changes in value can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself.

Depositary Receipts Risk

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Debt Securities Risk

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived by market participants, rating agencies, pricing services or otherwise as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Portfolio’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio’s income if the proceeds are reinvested at lower interest rates.

Interest rate risk is the risk that the value of the Portfolio’s investments in fixed-income or debt securities will change because of changes in interest rates. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates (or the expectation of such changes) or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-

income or debt markets, making it more difficult for the Portfolio to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Portfolio’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of previously-issued fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity). Very low or negative interest rates may magnify interest rate risk. There is a risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Portfolio and its investments. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates and/or volatility. Other factors that may affect the value of debt securities include, but are not limited to, economic, social, political, public health, and other crises and responses by governments and companies to such crises. Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Portfolio’s yield will fluctuate with changes in short-term interest rates.

High-Yield Securities Risk

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are considered speculative by certain ratings agencies because investments in such securities present a greater risk of loss than investments in higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss (which may be substantial or total loss) of income and principal. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Floating Rate Notes and Variable Rate Notes Risk

Floating Rate Notes and Variable Rate Notes Risk: Floating and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Portfolio's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Floating rate loans and other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors (sometimes referred to as “covenant-lite” loans or obligations) are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements. The terms of many floating rate notes and other instruments are tied to reference rates or benchmarks such as the Secured Overnight Financing Rate (“SOFR”).

Mortgage-Related and Other Asset-Backed Securities Risk

Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related securities (such as mortgage-backed securities) and other asset-backed securities generally involve a stream of payments based on the underlying obligations. These payments, which are often part interest and part return of principal, vary based on the rate at which the underlying borrowers repay their loans or other obligations. Asset-backed securities are subject to the risk that borrowers may default on the underlying obligations and that, during periods of falling interest rates, these obligations may be called or prepaid and, during periods of rising interest rates, obligations may be paid more slowly than expected. Impairment of the underlying obligations or collateral, such as by non-payment, will reduce the security's value. Enforcing rights against such collateral in events of default may be difficult or insufficient. The value of these securities may be significantly affected by changes in interest rates (or the expectations of such changes), the market's perception of issuers, and the creditworthiness of the parties involved. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Mortgage Pass-Through Securities Risk

Mortgage Pass-Through Securities Risk: Investments in mortgage pass-through securities are subject to similar market risks as fixed-income securities, which include, but are not limited to, interest rate risk, credit risk, prepayment risk, and extension risk.

Commodities and Commodity-Linked Derivatives Risk

Commodities and Commodity-Linked Derivatives Risk: Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Portfolio to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism, weather and natural disasters, and changes in interest rates or inflation rates. Because the value of a commodity-linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.

Preferred Stock Risk

Preferred Stock Risk: Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. Preferred stock may also be subject to greater credit risk or other risks, such as risks related to limited voting rights, liquidity, regulatory changes and special redemption rights. In addition, preferred stocks may not pay dividends, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock. To the extent that the Portfolio invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the Portfolio’s investments to decline.

Real Estate Investment Trust ("REIT") Risk

Real Estate Investment Trust ("REIT") Risk: Investments in REITs involve risks associated with direct ownership of real estate, including losses from casualty or condemnation, changes in local or general economic conditions, fluctuations in supply and demand, decline in property values, extended vacancies, increases in property taxes, lack of availability of mortgage financing, variations in rental income and changes in interest rates.

Additionally, the appreciation of securities issued by a REIT depends, in part, on the skills of the REIT’s manager. REITs may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency. In addition, REITs that are privately held or not traded on a national securities exchange may subject the Portfolio to liquidity and valuation risk.

Repurchase Agreement Risk

Repurchase Agreement Risk: Repurchase agreements are subject to the risks that the seller will become bankrupt or insolvent before the date of repurchase or otherwise will fail to repurchase the security or other asset as agreed, which could cause losses to the Portfolio.

Rights and Warrants Risk

Rights and Warrants Risk: Rights and warrants may provide a greater potential for profit or loss than an equivalent investment in the underlying securities. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities, and warrants are speculative investments. If a right or warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such right or warrant.

Distressed Securities Risk

Distressed Securities Risk: Investments in distressed securities are subject to substantial risks in addition to the risks of investing in other types of high-yield securities. Distressed securities may be subject to greater levels of market, credit, issuer, and liquidity risks. Distressed securities are speculative and involve substantial risk that principal will not be repaid. Additionally, distressed companies may be engaged in restructurings, bankruptcy proceedings or other financial difficulties which may cause the value of their securities to fluctuate rapidly or unpredictably. Generally, the Portfolio will not receive interest payments on such securities and may incur costs to protect its investment. In addition, the Portfolio's ability to sell distressed securities and any securities received in exchange for such securities may be restricted.

Event-Driven Arbitrage Risk

Event-Driven Arbitrage Risk: The Portfolio’s investments in securities and companies in anticipation of a “special situation” (e.g., a merger) carry the risk that the special situation does not occur as anticipated, when anticipated, or at all, or if it is perceived to be less likely to occur. The market price of the security purchased by the Portfolio may decline sharply and result in losses to the Portfolio if, for example, such securities are ultimately sold, transferred or exchanged for securities or cash, the value of which is less than the purchase price.

Floating Rate Loans Risk

Floating Rate Loans Risk: The floating rate loans in which the Portfolio invests are usually rated below investment grade, or, if unrated, determined by New York Life Investment Management to be of comparable quality (commonly referred to as "junk bonds") and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt instruments. Moreover, such investments may, under certain circumstances, be particularly susceptible to liquidity and valuation risks. Although certain floating rate loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower’s obligation. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the value of the Portfolio's investments in floating rate loans are more likely to decline. The secondary market for floating rate loans is limited and, thus, the Portfolio’s ability to sell or realize the full value of its investment in these loans to reinvest sale proceeds or to meet redemption obligations may be impaired. In addition, floating rate loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Portfolio may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.

In certain circumstances, floating rate loans may not be deemed to be securities. As a result, the Portfolio may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Portfolio generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

Floating rate loans and other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors (sometimes referred to as “covenant-lite” loans or obligations) are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements.

The terms of many floating rate loans and other instruments are tied to reference rates or benchmarks such as the Secured Overnight Financing Rate (“SOFR”).

Municipal Bond Risk

Municipal Bond Risk: Municipal bond risks include the inability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, as well as economic, regulatory or political developments which could affect the market for and value of municipal securities. Municipalities may experience economic and financial difficulties in an adverse economic environment. The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties in the municipal securities market. Such uncertainties or developments could cause increased volatility in the municipal securities market and could negatively impact the Portfolio’s net asset value.

Loan Participation Interest Risk

Loan Participation Interest Risk: There may not be a readily available market for loan participation interests, which in some cases could result in the Portfolio disposing of such interests at a substantial discount from face value or holding such interests until maturity. In addition, the Portfolio may be exposed to the credit risk of the underlying corporate borrower as well as the lending institution or other participant from whom the Portfolio purchased the loan participation interests. The Portfolio may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest and may be subject to greater delays, expenses and risks than if the Portfolio had purchased a direct obligation of the borrower. Substantial increases in interest rates may cause an increase in loan obligation defaults.

Zero Coupon Bond Risk

Zero Coupon Bond Risk: Because zero-coupon securities bear no interest and compound semi-annually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. An investment in zero-coupon and delayed interest securities may cause the Portfolio to recognize income, and therefore the Portfolio may be required to make distributions to shareholders before the Portfolio receives any cash payments on its investment.

VIX Exposure Risk

VIX Exposure Risk: The Portfolio may invest in investment products whose value is linked to the performance of the Cboe Volatility Index (the “VIX Index”). The VIX Index seeks to measure the 30-day expected volatility of the Standard & Poor’s 500® Index (“S&P 500® Index”), as calculated based on the prices of certain put and call options on the S&P 500® Index. Products providing exposure to the VIX Index are not able to invest directly in the components of the VIX Index, but rather generally gain exposure to the VIX Index’s performance by purchasing or selling futures contracts on the VIX Index. The level of the S&P 500® Index, the prices of options on the S&P 500® Index, the level of the VIX Index itself and the value of futures contracts on the VIX Index may change suddenly and unpredictably, and may negatively affect the value of the Portfolio’s investments in VIX Index-linked products. In addition, the actual volatility of the S&P 500® Index may not conform to a level predicted by the VIX Index or to the prices of the included put and call options. Several factors may affect the price of the VIX Index, including, but not limited to: market prices and forward volatility levels; expectations that volatility as measured by the VIX Index will fluctuate; supply and demand of VIX Index futures and listed and over-the- counter equity derivative markets; international or domestic political, economic, geographic or financial events; natural disasters; and changes in legal and regulatory regimes in the United States.

Digital Assets Risk

Digital Assets Risk: An investment providing exposure to Bitcoin or other digital assets through one or more digital asset-based products (such as ETPs) is subject to the risks associated with such digital assets, their underlying networks, and their markets. These risks include market volatility, manipulative, disruptive, or otherwise illegal actions by identified or unidentified bad actors, liquidity risks, interest rate, exchange rate and inflation rate risks, regulatory changes, and technological uncertainties.

• Underlying Digital Asset-Based Product Risk. Investments in a digital asset-based product that provides exposure to Bitcoin, or other digital assets, whether held directly or through derivatives such as futures contracts, carry significant risks. Shares of digital asset-based products have historically traded, and may, in the future, trade at a significant discount or premium to NAV. The market price of the digital asset-based product may move independent of the value of the underlying digital asset. Market volatility may be amplified by technological advancements, regulatory developments, and broader economic conditions. Derivatives exposure introduces additional liquidity and counterparty risk.

• Digital Asset Investment Risk. Investments in digital assets through holdings in one or more ETPs exposes the Portfolio to the unique risks of these digital assets. Prices are highly volatile, driven by fluctuating network adoption, acceptance levels, and usage trends. Digital assets do not constitute legal tender, lack governmental or central bank backing, and are subject to potential government restrictions. Digital assets are susceptible to fraud, theft, market manipulation, and security breaches at trading platforms, wallets, or other locations. Large holders of these assets can influence prices significantly. Changes in the blockchain networks can affect demand and performance. Prices can be influenced and speculative trading may drive price movements independent or fundamental adoption or utility.

• Trading Platform Risk. Trading platforms for digital assets remain largely unregulated and pose the risk of non-compliance with applicable regulations if any assets on the platforms are deemed to be securities. Trading platforms are also prone to fraud and operational failures, and security breaches. Platform shutdowns or other disruptions, whether due to fraud, technical issues, or security breaches, can significantly impact market prices, liquidity and investor confidence.

• Blockchain Technology Risk. Blockchain technology underpins digital assets, yet it remains relatively nascent and largely untested. Competing platforms, adoption rates, and technological advancements can affect functionality and relevance. Regulatory changes, cybersecurity incidents, and intellectual property disputes could adversely affect blockchain-dependent investments.

Prospectus Summary | NYLI VP Bond Portfolio
Risk Table - Prospectus Summary - NYLI VP Bond Portfolio	Risk [Text Block]
Principal Risks
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Risk Lose Money [Member]	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Portfolio Management Risk

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are different than the composition of the Portfolio’s benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio’s benchmark.

Debt Securities Risk

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived by market participants, rating agencies, pricing services or otherwise as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Portfolio’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio’s income if the proceeds are reinvested at lower interest rates.

Interest rate risk is the risk that the value of the Portfolio’s investments in fixed-income or debt securities will change because of changes in interest rates. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates (or the expectation of such changes) or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Portfolio to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Portfolio’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of previously-issued fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity). Very low or negative interest rates may magnify interest rate risk. There is a risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Portfolio and its investments. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates and/or volatility. Other factors that may affect the value of debt securities include, but are not limited to, economic, social, political, public health, and other crises and responses by governments and companies to such crises. Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Portfolio’s yield will fluctuate with changes in short-term interest rates.

Loan Participation Interest Risk

Loan Participation Interest Risk: There may not be a readily available market for loan participation interests, which in some cases could result in the Portfolio disposing of such interests at a substantial discount from face value or holding such interests until maturity. In addition, the Portfolio may be exposed to the credit risk of the underlying corporate borrower as well as the lending institution or other participant from whom the Portfolio purchased the loan participation interests. The Portfolio may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest and may be subject to greater delays, expenses and risks than if the Portfolio had purchased a direct obligation of the borrower. Substantial increases in interest rates may cause an increase in loan obligation defaults.

Foreign Securities Risk

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, trade restrictions (including tariffs) or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk.

Derivatives Risk

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio. Futures and other derivatives may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying instrument, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Portfolio writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Portfolio could experience a substantial loss. Derivatives may also increase the expenses of the Portfolio.

Zero Coupon Bond Risk

Zero Coupon Bond Risk: Because zero-coupon securities bear no interest and compound semi-annually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. An investment in zero-coupon and delayed interest securities may cause the Portfolio to recognize income, and therefore the Portfolio may be required to make distributions to shareholders before the Portfolio receives any cash payments on its investment.

Mortgage-Related and Other Asset-Backed Securities Risk

Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related securities (such as mortgage-backed securities) and other asset-backed securities generally involve a stream of payments based on the underlying obligations. These payments, which are often part interest and part return of principal, vary based on the rate at which the underlying borrowers repay their loans or other obligations. Asset-backed securities are subject to the risk that borrowers may default on the underlying obligations and that, during periods of falling interest rates, these obligations may be called or prepaid and, during periods of rising interest rates, obligations may be paid more slowly than expected.

Impairment of the underlying obligations or collateral, such as by non-payment, will reduce the security's value. Enforcing rights against such collateral in events of default may be difficult or insufficient. The value of these securities may be significantly affected by changes in interest rates (or the expectations of such changes), the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Portfolio to successfully utilize these instruments may depend on the ability of the Subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Mortgage Dollar Roll Transaction Risk

Mortgage Dollar Roll Transaction Risk: A mortgage dollar roll is a transaction in which the Portfolio sells mortgage-related securities from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the Portfolio at the end of the roll, while substantially similar, may be inferior to what was initially sold to the counterparty.

Mortgage Pass-Through Securities Risk

Mortgage Pass-Through Securities Risk: Investments in mortgage pass-through securities are subject to similar market risks as fixed-income securities, which include, but are not limited to, interest rate risk, credit risk, prepayment risk, and extension risk.

Liquidity and Valuation Risk

Liquidity and Valuation Risk: The Portfolio’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Portfolio is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Portfolio. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio’s performance. These risks are heightened for fixed-income instruments in a changing or volatile interest rate environment.

High-Yield Securities Risk

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are considered speculative by certain ratings agencies because investments in such securities present a greater risk of loss than investments in higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss (which may be substantial or total loss) of income and principal. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Yield Risk	Yield Risk: There can be no guarantee that the Portfolio will achieve or maintain any particular level of yield.
Portfolio Turnover Risk

Portfolio Turnover Risk: The strategy of the Portfolio may result in high portfolio turnover. A high turnover rate may increase transaction costs, which are paid by the Portfolio. Additionally, a high turnover rate may generate capital gains, (on which Portfolio shareholders will pay taxes, even if such shareholders do not sell any shares by year-end).

Prospectus Summary | NYLI VP Floating Rate Portfolio
Risk Table - Prospectus Summary - NYLI VP Floating Rate Portfolio	Risk [Text Block]
Principal Risks
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Risk Lose Money [Member]	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Portfolio Management Risk

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are different than the composition of the Portfolio's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio's benchmark.

Yield Risk	Yield Risk: There can be no guarantee that the Portfolio will achieve or maintain any particular level of yield.
Debt Securities Risk

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived by market participants, rating agencies, pricing services or otherwise as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Portfolio’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio’s income if the proceeds are reinvested at lower interest rates.

Interest rate risk is the risk that the value of the Portfolio’s investments in fixed-income or debt securities will change because of changes in interest rates. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates (or the expectation of such changes) or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Portfolio to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Portfolio’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of previously-issued fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity). Very low or negative interest rates may magnify interest rate risk. There is a risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Portfolio and its investments. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates and/or volatility. Other factors that may affect the value of debt securities include, but are not limited to, economic, social, political, public health, and other crises and responses by governments and companies to such crises. Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Portfolio’s yield will fluctuate with changes in short-term interest rates.

Floating Rate Loans Risk

Floating Rate Loans Risk: The floating rate loans in which the Portfolio invests are usually rated below investment grade, or, if unrated, determined by the Subadvisor to be of comparable quality (commonly referred to as "junk bonds") and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt instruments. Moreover, such investments may, under certain circumstances, be particularly susceptible to liquidity and valuation risks. Although certain floating rate loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower’s obligation. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the value of the Portfolio's investments in floating rate loans are more likely to decline. The secondary market for floating rate loans is limited and, thus, the Portfolio’s ability to sell or realize the full value of its investment in these loans to reinvest sale proceeds or to meet redemption obligations may be impaired. In addition, floating rate loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Portfolio may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.

In certain circumstances, floating rate loans may not be deemed to be securities. As a result, the Portfolio may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Portfolio generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

Floating rate loans and other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors (sometimes referred to as “covenant-lite” loans or obligations) are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements.

The terms of many floating rate loans and other instruments are tied to reference rates or benchmarks such as the Secured Overnight Financing Rate (“SOFR”).

Liquidity and Valuation Risk

Liquidity and Valuation Risk: The Portfolio’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Portfolio is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Portfolio. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio’s performance. These risks are heightened for fixed-income instruments in a changing or volatile interest rate environment.

Loan Participation Interest Risk

Loan Participation Interest Risk: There may not be a readily available market for loan participation interests, which in some cases could result in the Portfolio disposing of such interests at a substantial discount from face value or holding such interests until maturity. In addition, the Portfolio may be exposed to the credit risk of the underlying corporate borrower as well as the lending institution or other participant from whom the Portfolio purchased the loan participation interests. The Portfolio may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest and may be subject to greater delays, expenses and risks than if the Portfolio had purchased a direct obligation of the borrower. Substantial increases in interest rates may cause an increase in loan obligation defaults.

Foreign Securities Risk

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, trade restrictions (including tariffs) or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk.

High-Yield Securities Risk

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are considered speculative by certain ratings agencies because investments in such securities present a greater risk of loss than investments in higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss (which may be substantial or total loss) of income and principal. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Money Market/Short-Term Securities Risk

Money Market/Short-Term Securities Risk: To the extent the Portfolio holds cash or invests in money market or short-term securities, the Portfolio may be less likely to achieve its investment objective. In addition, it is possible that the Portfolio's investments in these instruments could lose money.

Prospectus Summary | NYLI VP MacKay High Yield Corporate Bond Portfolio
Risk Table - Prospectus Summary - NYLI VP MacKay High Yield Corporate Bond Portfolio	Risk [Text Block]
Principal Risks
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Risk Lose Money [Member]	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Portfolio Management Risk	Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns.
Yield Risk	Yield Risk: There can be no guarantee that the Portfolio will achieve or maintain any particular level of yield.
Debt Securities Risk

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived by market participants, rating agencies, pricing services or otherwise as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Portfolio’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio’s income if the proceeds are reinvested at lower interest rates.

Interest rate risk is the risk that the value of the Portfolio’s investments in fixed-income or debt securities will change because of changes in interest rates. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates (or the expectation of such changes) or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-

income or debt markets, making it more difficult for the Portfolio to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Portfolio’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of previously-issued fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity). Very low or negative interest rates may magnify interest rate risk. There is a risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Portfolio and its investments. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates and/or volatility. Other factors that may affect the value of debt securities include, but are not limited to, economic, social, political, public health, and other crises and responses by governments and companies to such crises. Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Portfolio’s yield will fluctuate with changes in short-term interest rates.

High-Yield Securities Risk

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are considered speculative by certain ratings agencies because investments in such securities present a greater risk of loss than investments in higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss (which may be substantial or total loss) of income and principal. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk

Liquidity and Valuation Risk: The Portfolio’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Portfolio is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Portfolio. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio’s performance. These risks are heightened for fixed-income instruments in a changing or volatile interest rate environment.

Loan Participation Interest Risk

Loan Participation Interest Risk: There may not be a readily available market for loan participation interests, which in some cases could result in the Portfolio disposing of such interests at a substantial discount from face value or holding such interests until maturity. In addition, the Portfolio may be exposed to the credit risk of the underlying corporate borrower as well as the lending institution or other participant from whom the Portfolio purchased the loan participation interests. The Portfolio may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest and may be subject to greater delays, expenses and risks than if the Portfolio had purchased a direct obligation of the borrower. Substantial increases in interest rates may cause an increase in loan obligation defaults.

Floating Rate Loans Risk

Floating Rate Loans Risk: The floating rate loans in which the Portfolio invests are usually rated below investment grade, or, if unrated, determined by the Subadvisor to be of comparable quality (commonly referred to as "junk bonds") and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt instruments. Moreover, such investments may, under certain circumstances, be particularly susceptible to liquidity and valuation risks. Although certain floating rate loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower’s obligation. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the value of the Portfolio's investments in floating rate loans are more likely to decline. The secondary market for floating rate loans is limited and, thus, the Portfolio’s ability to sell or realize the full value of its investment in these loans to reinvest sale proceeds or to meet redemption obligations may be impaired. In addition, floating rate loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Portfolio may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.

In certain circumstances, floating rate loans may not be deemed to be securities. As a result, the Portfolio may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Portfolio generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

Floating rate loans and other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors (sometimes referred to as “covenant-lite” loans or obligations) are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements.

The terms of many floating rate loans and other instruments are tied to reference rates or benchmarks such as the Secured Overnight Financing Rate (“SOFR”).

Convertible Securities Risk

Convertible Securities Risk: Convertible securities are typically subordinate to an issuer’s other debt obligations. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. Certain types of convertible securities may decline in value or lose their value entirely in the event that the issuer's financial condition becomes significantly impaired. If an issuer stops making interest and/or principal payments, the Portfolio could lose its entire investment.

Foreign Securities Risk

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, trade restrictions (including tariffs) or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk.

Derivatives Risk

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. For example, if the Portfolio is the seller of credit protection in a credit default swap, the Portfolio effectively adds leverage to its portfolio and is subject to the credit exposure on the full notional value of the swap. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio. Futures and other derivatives may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying instrument, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Portfolio writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Portfolio could experience a substantial loss. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Swap transactions tend to shift a Portfolio's investment exposure from one type of investment to another and may entail the risk that a party will default on its payment obligations to the Portfolio. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in the Portfolio and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of the Portfolio.

Equity Securities Risk

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Money Market/Short-Term Securities Risk

Money Market/Short-Term Securities Risk: To the extent the Portfolio holds cash or invests in money market or short-term securities, the Portfolio may be less likely to achieve its investment objective. In addition, it is possible that the Portfolio's investments in these instruments could lose money.

Private Placement and Restricted Securities Risk

Private Placement and Restricted Securities Risk: The Portfolio may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Securities acquired in a private placement generally are subject to strict restrictions on resale, and there may be no market or a limited market for the resale of such securities. Therefore, the Portfolio may be unable to dispose of such securities when it desires to do so or at the most favorable price. This potential lack of liquidity also may make it more difficult to accurately value these securities.

Prospectus Summary | NYLI VP MacKay Strategic Bond Portfolio
Risk Table - Prospectus Summary - NYLI VP MacKay Strategic Bond Portfolio	Risk [Text Block]
Principal Risks
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Risk Lose Money [Member]	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Portfolio Management Risk

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are different than the composition of the Portfolio's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio's benchmark.

Yield Risk	Yield Risk: There can be no guarantee that the Portfolio will achieve or maintain any particular level of yield.
Debt Securities Risk

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived by market participants, rating agencies, pricing services or otherwise as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Portfolio’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio’s income if the proceeds are reinvested at lower interest rates.

Interest rate risk is the risk that the value of the Portfolio’s investments in fixed-income or debt securities will change because of changes in interest rates. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates (or the expectation of such changes) or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Portfolio to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Portfolio’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of previously-issued fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity). Very low or negative interest rates may magnify interest rate risk. There is a risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Portfolio and its investments. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates and/or volatility. Other factors that may affect the value of debt securities include, but are not limited to, economic, social, political, public health, and other crises and responses by governments and companies to such crises. Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Portfolio’s yield will fluctuate with changes in short-term interest rates.

Zero Coupon Bond Risk

Zero Coupon Bond Risk: Because zero-coupon securities bear no interest and compound semi-annually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. An investment in zero-coupon and delayed interest securities may cause the Portfolio to recognize income, and therefore the Portfolio may be required to make distributions to shareholders before the Portfolio receives any cash payments on its investment.

Municipal Bond Risk

Municipal Bond Risk: Municipal bond risks include the inability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, as well as economic, regulatory or political developments which could affect the market for and value of municipal securities. Municipalities may experience economic and financial difficulties in an adverse economic environment. The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties in the municipal securities market. Such uncertainties or developments could cause increased volatility in the municipal securities market and could negatively impact the Portfolio’s net asset value.

Regulatory Risk

Regulatory Risk: The Portfolio as well as the issuers of the securities and other instruments in which the Portfolio invests are subject to considerable regulation and the risks associated with adverse changes in laws and regulations governing their operations. For example, regulatory authorities in the U.S. or other countries may prohibit or restrict the ability of the Portfolio to short sell certain securities, either generally or with respect to certain industries or countries, which may impact the Portfolio's ability to fully implement its investment strategies.

Derivatives Risk

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. For example, if the Portfolio is the seller of credit protection in a credit default swap, the Portfolio effectively adds leverage to its portfolio and is subject to the credit exposure on the full notional value of the swap. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio. Futures and other derivatives may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying instrument, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Portfolio writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Portfolio could experience a substantial loss. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Portfolio agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Swap transactions tend to shift a Portfolio's investment exposure from one type of investment to another and may entail the risk that a party will default on its payment obligations to the Portfolio. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in the Portfolio and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of the Portfolio.

High-Yield Securities Risk

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are considered speculative by certain ratings agencies because investments in such securities present a greater risk of loss than investments in higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss (which may be substantial or total loss) of income and principal. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Floating Rate Notes and Variable Rate Notes Risk

Floating Rate Notes and Variable Rate Notes Risk: Floating and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Portfolio's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Floating rate loans and other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors (sometimes referred to as “covenant-lite” loans or obligations) are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements. The terms of many floating rate notes and other instruments are tied to reference rates or benchmarks such as the Secured Overnight Financing Rate (“SOFR”).

Mortgage Dollar Roll Transaction Risk

Mortgage Dollar Roll Transaction Risk: A mortgage dollar roll is a transaction in which the Portfolio sells mortgage-related securities from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the Portfolio at the end of the roll, while substantially similar, may be inferior to what was initially sold to the counterparty.

Mortgage-Related and Other Asset-Backed Securities Risk

Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related securities (such as mortgage-backed securities) and other asset-backed securities generally involve a stream of payments based on the underlying obligations. These payments, which are often part interest and part return of principal, vary based on the rate at which the underlying borrowers repay their loans or other obligations. Asset-backed securities are subject to the risk that borrowers may default on the underlying obligations and that, during periods of falling interest rates, these obligations may be called or prepaid and, during periods of rising interest rates, obligations may be paid more slowly than expected. Impairment of the underlying obligations or collateral, such as by non-payment, will reduce the security's value. Enforcing rights against such collateral in events of default may be difficult or insufficient. The value of these securities may be significantly affected by changes in interest rates (or the expectations of such changes), the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Portfolio to successfully utilize these instruments may depend on the ability of the Subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Loan Participation Interest Risk

Loan Participation Interest Risk: There may not be a readily available market for loan participation interests, which in some cases could result in the Portfolio disposing of such interests at a substantial discount from face value or holding such interests until maturity. In addition, the Portfolio may be exposed to the credit risk of the underlying corporate borrower as well as the lending institution or other participant from whom the Portfolio purchased the loan participation interests. The Portfolio may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest and may be subject to greater delays, expenses and risks than if the Portfolio had purchased a direct obligation of the borrower. Substantial increases in interest rates may cause an increase in loan obligation defaults.

Floating Rate Loans Risk

Floating Rate Loans Risk: The floating rate loans in which the Portfolio invests are usually rated below investment grade, or, if unrated, determined by the Subadvisor to be of comparable quality (commonly referred to as "junk bonds") and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt instruments. Moreover, such investments may, under certain circumstances, be particularly susceptible to liquidity and valuation risks. Although certain floating rate loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower’s obligation. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the value of the Portfolio's investments in floating rate loans are more likely to decline. The secondary market for floating rate loans is limited and, thus, the Portfolio’s ability to sell or realize the full value of its investment in these loans to reinvest sale proceeds or to meet redemption obligations may be impaired. In addition, floating rate loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Portfolio may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.

In certain circumstances, floating rate loans may not be deemed to be securities. As a result, the Portfolio may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Portfolio generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

Floating rate loans and other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors (sometimes referred to as “covenant-lite” loans or obligations) are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements.

The terms of many floating rate loans and other instruments are tied to reference rates or benchmarks such as the Secured Overnight Financing Rate (“SOFR”).

Foreign Securities Risk

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, trade restrictions (including tariffs) or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Emerging Markets Risk

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets are elevated under adverse market conditions and include: (i) smaller trading volumes for such securities and limited access to investments in the event of market closures (including due to local holidays), which result in a lack of liquidity and in greater price volatility; (ii) less government regulation, which could lead to market manipulation, and less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting, corporate governance and other requirements, which limit the quality and availability of financial information; (iii) the absence of developed legal systems, including structures governing private or foreign investment or allowing for judicial redress (such as limits on rights and remedies available) for investment losses and injury to private property; (iv) loss resulting from problems in share registration and custody; (v) sensitivity to adverse political or social events affecting the region where an emerging market is located; (vi) particular sensitivity to economic and political disruptions, including adverse effects stemming from actual or threatened wars, military conflicts, sanctions, trade restrictions, recessions, depressions or other economic crises, or reliance on international or other forms of aid, including trade, taxation and development policies; and (vii) the nationalization of foreign deposits or assets.

Convertible Securities Risk

Convertible Securities Risk: Convertible securities are typically subordinate to an issuer’s other debt obligations. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. Certain types of convertible securities may decline in value or lose their value entirely in the event that the issuer's financial condition becomes significantly impaired. If an issuer stops making interest and/or principal payments, the Portfolio could lose its entire investment.

Equity Securities Risk

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

When-Issued Securities Risk

When-Issued Securities Risk: The Portfolio may agree to purchase a security on a when-issued basis, making a commitment to pay a fixed price for a security when it is issued in the future. The principal risk of transactions involving when-issued securities is that the security will be worth less when it is issued or received than the price the Portfolio agreed to pay when it made the commitment.

Portfolio Turnover Risk

Portfolio Turnover Risk: The strategy of the Portfolio may result in high portfolio turnover. A high turnover rate may increase transaction costs, which are paid by the Portfolio. Additionally, a high turnover rate may generate capital gains, (on which Portfolio shareholders will pay taxes, even if such shareholders do not sell any shares by year-end).

Liquidity and Valuation Risk

Liquidity and Valuation Risk: The Portfolio’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Portfolio is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Portfolio. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio’s performance. These risks are heightened for fixed-income instruments in a changing or volatile interest rate environment.

Money Market/Short-Term Securities Risk

Money Market/Short-Term Securities Risk: To the extent the Portfolio holds cash or invests in money market or short-term securities, the Portfolio may be less likely to achieve its investment objective. In addition, it is possible that the Portfolio's investments in these instruments could lose money.

Private Placement and Restricted Securities Risk

Private Placement and Restricted Securities Risk: The Portfolio may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Securities acquired in a private placement generally are subject to strict restrictions on resale, and there may be no market or a limited market for the resale of such securities. Therefore, the Portfolio may be unable to dispose of such securities when it desires to do so or at the most favorable price. This potential lack of liquidity also may make it more difficult to accurately value these securities.

Prospectus Summary | NYLI VP MacKay U.S. Infrastructure Bond Portfolio
Risk Table - Prospectus Summary - NYLI VP MacKay U.S. Infrastructure Bond Portfolio	Risk [Text Block]
Principal Risks
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Investments in the Portfolio are not guaranteed. While some of the Portfolio's investments, such as U.S. Treasury obligations, are backed by the "full faith and credit" of the U.S. government, some securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may not be guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government.

Risk Lose Money [Member]	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Portfolio Management Risk

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are different than the composition of the Portfolio's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio's benchmark.

Debt Securities Risk

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived by market participants, rating agencies, pricing services or otherwise as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Portfolio’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio’s income if the proceeds are reinvested at lower interest rates.

Interest rate risk is the risk that the value of the Portfolio’s investments in fixed-income or debt securities will change because of changes in interest rates. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates (or the expectation of such changes) or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Portfolio to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Portfolio’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of previously-issued fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity). Very low or negative interest rates may magnify interest rate risk. There is a risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Portfolio and its investments. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates and/or volatility. Other factors that may affect the value of debt securities include, but are not limited to, economic, social, political, public health, and other crises and responses by governments and companies to such crises. Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Portfolio’s yield will fluctuate with changes in short-term interest rates. Investments in debt or fixed-income securities with put options may receive a lower interest rate than similar investments with a fixed-rate that cannot be redeemed before maturity. In addition, if the Portfolio chooses to exercise its right to put the bond back to the issuer or put provider, these investments are subject to, among other risks, the risk that the put provider will be unable or unwilling to honor the put feature (i.e., purchase the security).

Infrastructure Investment Risk

Infrastructure Investment Risk: The Portfolio’s investments in infrastructure-related securities expose the Portfolio to potential adverse economic, regulatory, political, legal and other changes affecting such investments. Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies/issuers.

Municipal Bond Risk

Municipal Bond Risk: Municipal bond risks include the inability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, which could affect the market for and value of municipal securities. Additional risks include:

• General Obligation Bonds Risk—timely payments depend on the issuer's credit quality, ability to raise tax revenues and ability to maintain an adequate tax base;

• Revenue Bonds (including Industrial Development Bonds) Risk—timely payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source, and may be negatively impacted by the general credit of the user of the facility;

• Private Activity Bonds Risk—municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bond, and payment under these bonds depends on the private enterprise’s ability to do so;

• Moral Obligation Bonds Risk—moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality;

• Municipal Notes Risk—municipal notes are shorter-term municipal debt obligations that pay interest that is, in the opinion of bond counsel, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax) and that have a maturity that is generally one year or less. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Portfolio may lose money; and

• Municipal Lease Obligations Risk—in a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. Municipal leases may pose additional risks because many leases and contracts contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Municipalities may experience political, economic and financial difficulties in an adverse economic environment. The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties in the municipal securities market, including the occurrence of natural disasters or other events impacting markets and/or specific states and issuers. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the Portfolio's net asset value and/or the distributions paid by the Portfolio.

Certain of the issuers in which the Portfolio may invest have recently experienced, or may experience, significant financial difficulties and repeated credit rating downgrades. For example, in recent years, Puerto Rico has experienced difficult financial, economic and other conditions, which may negatively affect the value of the Portfolio’s holdings in Puerto Rico municipal securities.

To be tax exempt, municipal bonds must meet certain regulatory requirements. If a municipal bond fails to meet such requirements, the interest received by the Portfolio from its investment in such bonds and distributed to shareholders may be taxable. It is possible that interest on a municipal bond may be declared taxable after the issuance of the bond, and this determination may apply retroactively to the date of the issuance of the bond, which would cause a portion of prior distributions made by the Portfolio to be taxable to shareholders in the year of receipt.

Municipal Bond Focus Risk

Municipal Bond Focus Risk: From time to time the Portfolio may invest a substantial amount of its assets in municipal bonds on which interest is paid solely from revenues of similar projects. If the Portfolio focuses its investments in this manner, it assumes the legal and economic risks relating to such projects, which may have a significant impact on the Portfolio’s investment performance. In addition, the Portfolio may invest more heavily in bonds from certain cities, states or regions than others, which may increase the Portfolio’s exposure to losses resulting from economic, political or regulatory occurrences impacting these particular cities, states or regions.

When-Issued Securities Risk

When-Issued Securities Risk: The Portfolio may agree to purchase a security on a when-issued basis, making a commitment to pay a fixed price for a security when it is issued in the future. The principal risk of transactions involving when-issued securities is that the security will be worth less when it is issued or received than the price the Portfolio agreed to pay when it made the commitment.

Floating Rate Notes and Variable Rate Notes Risk

Floating Rate Notes and Variable Rate Notes Risk: Floating and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Portfolio's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Floating rate loans and other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors (sometimes referred to as “covenant-lite” loans or obligations) are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements. The terms of many floating rate notes and other instruments are tied to reference rates or benchmarks such as the Secured Overnight Financing Rate (“SOFR”).

Derivatives Risk

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. For example, if the Portfolio is the seller of credit protection in a credit default swap, the Portfolio effectively adds leverage to its portfolio and is subject to the credit exposure on the full notional value of the swap. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio. Futures and other derivatives may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying instrument, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Portfolio writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Portfolio could experience a substantial loss. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Swap transactions tend to shift a Portfolio's investment exposure from one type of investment to another and may entail the risk that a party will default on its payment obligations to the Portfolio. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in the Portfolio and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free.

Derivatives may also increase the expenses of the Portfolio.

Mortgage-Related and Other Asset-Backed Securities Risk

Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related securities (such as mortgage-backed securities) and other asset-backed securities generally involve a stream of payments based on the underlying obligations. These payments, which are often part interest and part return of principal, vary based on the rate at which the underlying borrowers repay their loans or other obligations. Asset-

backed securities are subject to the risk that borrowers may default on the underlying obligations and that, during periods of falling interest rates, these obligations may be called or prepaid and, during periods of rising interest rates, obligations may be paid more slowly than expected. Impairment of the underlying obligations or collateral, such as by non-payment, will reduce the security's value. Enforcing rights against such collateral in events of default may be difficult or insufficient. The value of these securities may be significantly affected by changes in interest rates (or the expectations of such changes), the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Portfolio to successfully utilize these instruments may depend on the ability of the Subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Money Market/Short-Term Securities Risk

Money Market/Short-Term Securities Risk: To the extent the Portfolio holds cash or invests in money market or short-term securities, the Portfolio may be less likely to achieve its investment objective. In addition, it is possible that the Portfolio's investments in these instruments could lose money.

Yield Risk	Yield Risk: There can be no guarantee that the Portfolio will achieve or maintain any particular level of yield.
Liquidity and Valuation Risk

Liquidity and Valuation Risk: The Portfolio’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Portfolio is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Portfolio. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio’s performance. These risks are heightened for fixed-income instruments in a changing or volatile interest rate environment.

Private Placement and Restricted Securities Risk

Private Placement and Restricted Securities Risk: The Portfolio may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Securities acquired in a private placement generally are subject to strict restrictions on resale, and there may be no market or a limited market for the resale of such securities. Therefore, the Portfolio may be unable to dispose of such securities when it desires to do so or at the most favorable price. This potential lack of liquidity also may make it more difficult to accurately value these securities.

Prospectus Summary | NYLI VP Pimco Real Return Portfolio
Risk Table - Prospectus Summary - NYLI VP Pimco Real Return Portfolio	Risk [Text Block]
Principal Risks
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Risk Lose Money [Member]	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Portfolio Management Risk	Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns.
Debt Securities Risk

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived by market participants, rating agencies, pricing services or otherwise as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Portfolio’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio’s income if the proceeds are reinvested at lower interest rates.

Interest rate risk is the risk that the value of the Portfolio’s investments in fixed-income or debt securities will change because of changes in interest rates. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates (or the expectation of such changes) or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Portfolio to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Portfolio’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of previously-issued fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity). Very low or negative interest rates may magnify interest rate risk. There is a risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Portfolio and its investments. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates and/or volatility. Other factors that may affect the value of debt securities include, but are not limited to, economic, social, political, public health, and other crises and responses by governments and companies to such crises. Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Portfolio’s yield will fluctuate with changes in short-term interest rates.

High-Yield Securities Risk

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are considered speculative by certain ratings agencies because investments in such securities present a greater risk of loss than investments in higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss (which may be substantial or total loss) of income and principal. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk

Liquidity and Valuation Risk: The Portfolio’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Portfolio is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Portfolio. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio’s performance. These risks are heightened for fixed-income instruments in a changing or volatile interest rate environment.

Derivatives Risk

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. For example, if the Portfolio is the seller of credit protection in a credit default swap, the Portfolio effectively adds leverage to its portfolio and is subject to the credit exposure on the full notional value of the swap. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio. Futures and other derivatives may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying instrument, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Portfolio writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Portfolio could experience a substantial loss. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Portfolio agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Swap transactions tend to shift a Portfolio's investment exposure from one type of investment to another and may entail the risk that a party will default on its payment obligations to the Portfolio. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in the Portfolio and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of the Portfolio.

Equity Securities Risk

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Foreign Securities Risk

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, trade restrictions (including tariffs) or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Emerging Markets Risk

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets are elevated under adverse market conditions and include: (i) smaller trading volumes for such securities and limited access to investments in the event of market closures (including due to local holidays), which result in a lack of liquidity and in greater price volatility; (ii) less government regulation, which could lead to market manipulation, and less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting, corporate governance and other requirements, which limit the quality and availability of financial information; (iii) the absence of developed legal systems, including structures governing private or foreign investment or allowing for judicial redress (such as limits on rights and remedies available) for investment losses and injury to private property; (iv) loss resulting from problems in share registration and custody; (v) sensitivity to adverse political or social events affecting the region where an emerging market is located; (vi) particular sensitivity to economic and political disruptions, including adverse effects stemming from actual or threatened wars, military conflicts, sanctions, trade restrictions, recessions, depressions or other economic crises, or reliance on international or other forms of aid, including trade, taxation and development policies; and (vii) the nationalization of foreign deposits or assets.

Short Selling and Short Exposure Risk

Short Selling and Short Exposure Risk: To the extent the Portfolio obtains short exposure through the use of derivatives, the Portfolio would be subject to leverage risk, counterparty risk and other risks associated with the use of derivatives. If a security sold short increases in price, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero. The Portfolio may have substantial short positions and must borrow those securities to make delivery to the buyer. The Portfolio may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Portfolio may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. The Portfolio also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Portfolio may be required to pay in connection with the short sale.

Until the Portfolio replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with the Portfolio's broker or custodian to cover the Portfolio's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Portfolio's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Portfolio may not be able to substitute or sell the pledged collateral. This may limit the Portfolio's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

By investing the proceeds received from selling securities short, the Portfolio could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Portfolio's exposure to long positions and make any change in the Portfolio's net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the Portfolio will leverage its portfolio, or if it does, that the Portfolio's leveraging strategy will be successful or that it will produce a higher return on an investment.

Sovereign Debt Risk

Sovereign Debt Risk: The debt securities issued by sovereign entities may decline as a result of default or other adverse credit event resulting from a sovereign debtor's unwillingness or inability to repay principal and pay interest in a timely manner, which may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.

Regulatory Risk

Regulatory Risk: The Portfolio as well as the issuers of the securities and other instruments in which the Portfolio invests are subject to considerable regulation and the risks associated with adverse changes in laws and regulations governing their operations. For example, regulatory authorities in the United States or other countries may prohibit or restrict the ability of the Portfolio to fully implement its short-selling strategy, either generally or with respect to certain industries or countries, which may impact the Portfolio's ability to fully implement its investment strategies.

Mortgage-Related and Other Asset-Backed Securities Risk

Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related securities (such as mortgage-backed securities) and other asset-backed securities generally involve a stream of payments based on the underlying obligations. These payments, which are often part interest and part return of principal, vary based on the rate at which the underlying borrowers repay their loans or other obligations. Asset-backed securities are subject to the risk that borrowers may default on the underlying obligations and that, during periods of falling interest rates, these obligations may be called or prepaid and, during periods of rising interest rates, obligations may be paid more slowly than expected. Impairment of the underlying obligations or collateral, such as by non-payment, will reduce the security's value. Enforcing rights against such collateral in events of default may be difficult or insufficient. The value of these securities may be significantly affected by changes in interest rates (or the expectations of such changes), the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Portfolio to successfully utilize these instruments may depend on the ability of the Subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Mortgage Dollar Roll Transaction Risk

Mortgage Dollar Roll Transaction Risk: A mortgage dollar roll is a transaction in which the Portfolio sells mortgage-related securities from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the Portfolio at the end of the roll, while substantially similar, may be inferior to what was initially sold to the counterparty.

Mortgage Pass-Through Securities Risk

Mortgage Pass-Through Securities Risk: Investments in mortgage pass-through securities are subject to similar market risks as fixed-income securities, which include, but are not limited to, interest rate risk, credit risk, prepayment risk, and extension risk.

Yield Risk	Yield Risk: There can be no guarantee that the Portfolio will achieve or maintain any particular level of yield.
Money Market/Short-Term Securities Risk

Money Market/Short-Term Securities Risk: To the extent the Portfolio holds cash or invests in money market or short-term securities, the Portfolio may be less likely to achieve its investment objective. In addition, it is possible that the Portfolio's investments in these instruments could lose money.

Portfolio Turnover Risk

Portfolio Turnover Risk: The strategy of the Portfolio may result in high portfolio turnover. A high turnover rate may increase transaction costs, which are paid by the Portfolio. Additionally, a high turnover rate may generate capital gains, (on which Portfolio shareholders will pay taxes, even if such shareholders do not sell any shares by year-end).

Prospectus Summary | NYLI VP U.S. Government Money Market Portfolio
Risk Table - Prospectus Summary - NYLI VP U.S. Government Money Market Portfolio	Risk [Text Block]
Principal Risks
Principal Risks

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Stable Net Asset Value Risk

Stable Net Asset Value Risk: Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. This could occur because of unusual market conditions or a sudden collapse in the creditworthiness of an issuer. The Portfolio is permitted to, among other things, reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.

Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may adversely affect the Portfolio and its investments.

Portfolio Management Risk	Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns.
Money Market Risk

Money Market Risk: Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress or volatility.

Debt Securities Risk

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived by market participants, rating agencies, pricing services or otherwise as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Portfolio’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio’s income if the proceeds are reinvested at lower interest rates.

Interest rate risk is the risk that the value of the Portfolio’s investments in fixed-income or debt securities will change because of changes in interest rates. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates (or the expectation of such changes) or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Portfolio to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Portfolio’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of previously-issued fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity). Very low or negative interest rates may magnify interest rate risk. There is a risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Portfolio and its investments. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates and/or volatility. Other factors that may affect the value of debt securities include, but are not limited to, economic, social, political, public health, and other crises and responses by governments and companies to such crises. Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Portfolio’s yield will fluctuate with changes in short-term interest rates.

Floating Rate Notes and Variable Rate Notes Risk

Floating Rate Notes and Variable Rate Notes Risk: Floating and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Portfolio's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Floating rate loans and other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors (sometimes referred to as “covenant-lite” loans or obligations) are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements. The terms of many floating rate notes and other instruments are tied to reference rates or benchmarks such as the Secured Overnight Financing Rate (“SOFR”).

Mortgage-Backed Securities Risk

Mortgage-Backed Securities Risk: Prepayment risk is associated with mortgage-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Portfolio's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to lengthen, increasing the potential for the Portfolio to lose money. The value of these securities may be significantly affected by changes in interest rates (or the expectation of such changes), the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Portfolio to successfully utilize these instruments may depend on the ability of the Subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Tax Diversification Risk

Tax Diversification Risk: The Portfolio intends to operate as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act. Additionally, the Portfolio intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Internal Revenue Code of 1986, as amended. To satisfy these diversification requirements, the value of the assets of the Portfolio invested in securities issued by the U.S. government must remain below specified thresholds. For these purposes, each U.S. government agency or instrumentality is treated as a separate issuer.

Operating as a government money market fund may make it difficult for the Portfolio to meet these diversification requirements. A failure to satisfy the diversification requirements could have significant adverse tax consequences for variable annuity and variable life insurance contract owners who have allocated a portion of their contract values to the Portfolio.

Repurchase Agreement Risk

Repurchase Agreement Risk: Repurchase agreements are subject to the risks that the seller will become bankrupt or insolvent before the date of repurchase or otherwise will fail to repurchase the security or other asset as agreed, which could cause losses to the Portfolio.

Yield Risk	Yield Risk: There can be no guarantee that the Portfolio will achieve or maintain any particular level of yield.

Prospectus Summary | NYLI VP Conservative Allocation Portfolio
Risk Table - Prospectus Summary - NYLI VP Conservative Allocation Portfolio	Risk [Text Block]
Principal Risks of the Portfolio
Principal Risks of the Portfolio

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by New York Life Investment Management may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders, which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below.

Risk Lose Money [Member]	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Asset Allocation Risk

Asset Allocation Risk: Although allocation among different asset classes generally limits the Portfolio's exposure to the risks of any one class, the risk remains that New York Life Investment Management may favor an asset class that performs poorly relative to the other asset classes. For example, deteriorating economic conditions might cause an overall weakness in corporate earnings that reduces the absolute level of stock prices in that market. Under these circumstances, if the Portfolio, through its holdings of Underlying Portfolios/Funds, were invested primarily in stocks, it would perform poorly relative to a portfolio invested primarily in bonds. The Underlying Portfolios/Funds selected by New York Life Investment Management may underperform the market or other investments. Similarly, the portfolio managers of the Underlying Portfolios/Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes or other investments. Moreover, because the Portfolio has set limitations on the amount of assets that normally may be allocated to each asset class, the Portfolio has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the Portfolio may not be ideal for all investors and may not effectively increase returns or decrease risk for investors.

Conflicts of Interest Risk

Conflicts of Interest Risk: Potential conflicts of interest situations could arise. For example, New York Life Investment Management may be subject to potential conflicts of interest in selecting or allocating assets among the Underlying Portfolios/Funds because the fees paid to it and its affiliates by some Underlying Portfolios/Funds are higher than the fees paid by other Underlying Portfolios/Funds. In addition, the Portfolio’s portfolio managers may also serve as portfolio managers to one or more Underlying Portfolios/Funds and may have an incentive to select certain Underlying Portfolios/Funds due to compensation considerations or to support new investment strategies or cash flow needs of Underlying Portfolios/Funds. Moreover, a situation could occur where the best interests of the Portfolio could be adverse to the best interests of Underlying Portfolios/Funds or vice versa. New York Life Investment Management will analyze any such situation and take all steps it believes to be necessary to minimize and, where possible, eliminate potential conflicts.

Exchange-Traded Fund ("ETF") Risk

Exchange-Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities that the ETF is designed to track, although lack of liquidity in an ETF’s shares could result in the market price of the ETF’s shares being more volatile than the value of the underlying portfolio of securities. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade at a premium or a discount to their net asset value ("NAV"); (ii) an ETF may fail to accurately track the market segment or index that underlies its investment objective and, therefore, may not produce the intended results; (iii) an active trading market for an ETF’s shares may not develop or be maintained; (iv) trading in an ETF’s shares on an exchange may be halted due to market conditions or other reasons; and (v) an ETF may fail to meet the requirements of the exchange necessary to maintain the listing of the ETF. Although ETFs will generally trade close to NAV, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as authorized participants or market makers), or determinations by market participants to cease serving as authorized participants or market makers (including during times of market stress), and any other disruptions in the ordinary functioning of the creation and redemption process may result in a lack of liquidity of ETF shares or their trading significantly at a premium or a discount to NAV. If an ETF’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may result in a lack of liquidity of ETF shares or their trading significantly at a premium or discount to NAV. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Portfolio could result in losses on the Portfolio's investment in ETFs. If the market for an ETF’s shares is open during times when the markets for some or all of the ETF’s underlying investments are closed, there may be changes to the value of such investments from the last quotes of the closed market, which could lead to differences between the market value of the ETF’s shares and NAV. As with conventional funds, ETFs also incur management fees, trading costs, marketing expenses and licensing fees that increase their costs versus the costs of owning the underlying securities directly.

Focused Portfolio Risk

Focused Portfolio Risk: To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolios/Fund, it will be particularly sensitive to the risks associated with that Underlying Portfolios/Fund and changes in the value of that Underlying Portfolios/Fund may have a significant effect on the net asset value of the Portfolio. Similarly, the extent to which an Underlying Portfolios/Fund invests a significant portion of its assets in a single industry or economic sector will impact the Portfolio’s sensitivity to adverse developments affecting such industry or sector.

Large Transactions Risk

Large Transactions Risk: To minimize disruptions to the operations of the Portfolio and the Underlying Portfolios/Funds, New York Life Investment Management seeks to maintain existing target allocations and to implement small changes to target allocations through the netting of purchases and redemptions of Portfolio shares. These practices may temporarily affect New York Life Investment Management's ability to fully implement the Portfolio's investment strategies.

Portfolio Management Risk

Portfolio Management Risk: The investment strategies, practices and risk analyses used by New York Life Investment Management may not produce the desired results or expected returns.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by a Porfolio's manager or subadvisor may not produce the desired results or expected returns. A Portfolio's manager or subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in a Portfolio (i) having exposure to certain securities or industry sectors that are different than the composition of the Portfolio's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio's benchmark.

Derivatives Risk

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Swap transactions tend to shift a Portfolio's investment exposure from one type of investment to another and may entail the risk that a party will default on its payment obligations to the Portfolio. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in the Portfolio and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of the Portfolio.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing a Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. For example, if a Portfolio is the seller of credit protection in a credit default swap, the Portfolio effectively adds leverage to its portfolio and is subject to the credit exposure on the full notional value of the swap. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to a Portfolio. Futures and other derivatives may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying instrument, a Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Portfolio writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Portfolio could experience a substantial loss. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price a Portfolio agreed to pay when it made the commitment.The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by a Portfolio. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Swap transactions tend to shift a Portfolio's investment exposure from one type of investment to another and may entail the risk that a party will default on its payment obligations to the Portfolio. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in a Portfolio and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of a Portfolio.

Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Equity Securities Risk

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Debt Securities Risk

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived by market participants, rating agencies, pricing services or otherwise as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Portfolio’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce a Portfolio’s income if the proceeds are reinvested at lower interest rates.

Interest rate risk is the risk that the value of a Portfolio’s investments in fixed-income or debt securities will change because of changes in interest rates. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates (or the expectation of such changes) or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for a Portfolio to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of a Portfolio’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of previously-issued fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity). Very low or negative interest rates may magnify interest rate risk. There is a risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Portfolio and its investments. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance to the extent a Portfolio is exposed to such interest rates and/or volatility. Other factors that may affect the value of debt securities include, but are not limited to, economic, social, political, public health, and other crises and responses by governments and companies to such crises. Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Portfolio’s yield will fluctuate with changes in short-term interest rates.

Emerging Markets Risk

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets are elevated under adverse market conditions and include: (i) smaller trading volumes for such securities and limited access to investments in the event of market closures (including due to local holidays), which result in a lack of liquidity and in greater price volatility; (ii) less government regulation, which could lead to market manipulation, and less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting, corporate governance and other requirements, which limit the quality and availability of financial information; (iii) the absence of developed legal systems, including structures governing private or foreign investment or allowing for judicial redress (such as limits on rights and remedies available) for investment losses and injury to private property; (iv) loss resulting from problems in share registration and custody; (v) sensitivity to adverse political or social events affecting the region where an emerging market is located; (vi) particular sensitivity to economic and political disruptions, including adverse effects stemming from actual or threatened wars, military conflicts, sanctions, trade restrictions, recessions, depressions or other economic crises, or reliance on international or other forms of aid, including trade, taxation and development policies; and (vii) the nationalization of foreign deposits or assets.

Foreign Securities Risk

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, trade restrictions (including tariffs) or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk.

Growth Stock Risk

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. These risks may be more pronounced in companies that are in the earlier stages of their growth cycle.

High-Yield Securities Risk

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are considered speculative by certain ratings agencies because investments in such securities present a greater risk of loss than investments in higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss (which may be substantial or total loss) of income and principal. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk

Liquidity and Valuation Risk: A Portfolio’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, a Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Portfolio is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Portfolio. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio’s performance. These risks are heightened for fixed-income instruments in a changing or volatile interest rate environment.

Market Capitalization Risk

Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Mortgage-Related and Other Asset-Backed Securities Risk

Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related securities (such as mortgage-backed securities) and other asset-backed securities generally involve a stream of payments based on the underlying obligations. These payments, which are often part interest and part return of principal, vary based on the rate at which the underlying borrowers repay their loans or other obligations. Asset-backed securities are subject to the risk that borrowers may default on the underlying obligations and that, during periods of falling interest rates, these obligations may be called or prepaid and, during periods of rising interest rates, obligations may be paid more slowly than expected. Impairment of the underlying obligations or collateral, such as by non-payment, will reduce the security's value. Enforcing rights against such collateral in events of default may be difficult or insufficient. The value of these securities may be significantly affected by changes in interest rates (or the expectations of such changes), the market's perception of issuers, and the creditworthiness of the parties involved. The ability of a Portfolio to successfully utilize these instruments may depend on the ability of the Portfolio's manager or subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Real Estate Investment Trust ("REIT") Risk

Real Estate Investment Trust ("REIT") Risk: Investments in REITs involve risks associated with direct ownership of real estate, including losses from casualty or condemnation, changes in local or general economic conditions, fluctuations in supply and demand, decline in property values, extended vacancies, increases in property taxes, lack of availability of mortgage financing, variations in rental income and changes in interest rates. Additionally, the appreciation of securities issued by a REIT depends, in part, on the skills of the REIT’s manager. REITs may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency. In addition, REITs that are privately held or not traded on a national securities exchange may subject the Portfolio to liquidity and valuation risk.

Short Sales Risk

Short Sales Risk: If a security sold short increases in price, a Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited. A Portfolio may have substantial short positions and must borrow those securities to make delivery to the buyer. A Portfolio may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, a Portfolio may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. By investing the proceeds received from selling securities short, a Portfolio is employing a form of leverage which creates special risks.

A Portfolio may also be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Portfolio may be required to pay in connection with the short sale.

Until a Portfolio replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover a Portfolio's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. A Portfolio's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances, a Portfolio may not be able to substitute or sell the pledged collateral. This may limit a Portfolio's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero.

Regulatory Risk

Regulatory Risk: A Portfolio as well as the issuers of the securities and other instruments in which the Portfolio invests are subject to considerable regulation and the risks associated with adverse changes in laws and regulations governing their operations. For example, regulatory authorities in the United States or other countries may prohibit or restrict the ability of a Portfolio to fully implement its short-selling strategy, either generally or with respect to certain industries or countries, which may impact the Portfolio's ability to fully implement its investment strategies.

Value Stock Risk

Value Stock Risk: Value stocks may never reach what a Portfolio's portfolio manager believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the performance of Portfolios that invest in value stocks may be lower or higher than that of funds that invest in other types of equity securities.

Master Limited Partnerships ("MLPs") and Other Natural Resources Sector Companies Risks

Master Limited Partnerships ("MLPs") and Other Natural Resources Sector Companies Risks: Natural resources sector companies, including energy companies and MLPs, are subject to risks, including, but not limited to, fluctuations in the prices of commodities, a significant decrease in the production of or a sustained decline in demand for commodities, and construction risk, development risk, acquisition risk or other risks arising from their specific business strategies as well as risks relating to transportation, storage and delivery, slowdowns in new construction, extreme weather or other natural disasters and threats of attack by terrorists on energy assets. Energy companies are affected by worldwide energy prices and may suffer losses as a result of adverse changes in these prices and market volatility. Additionally, energy companies may be at risk for increased government regulation and intervention and litigation. In addition, investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs are generally considered interest-rate sensitive investments. MLPs are subject to certain risks inherent in the structure of MLPs, including (i) tax risks; (ii) the limited ability to elect or remove management or the general partner or managing member; (iii) limited voting rights; and (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities. Securities issued by MLPs may experience limited trading volumes and, thus, may be relatively illiquid.

Prospectus Summary | NYLI VP Equity Allocation Portfolio
Risk Table - Prospectus Summary - NYLI VP Equity Allocation Portfolio	Risk [Text Block]
Principal Risks of the Portfolio
Principal Risks of the Portfolio

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by New York Life Investment Management may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders, which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below.

Risk Lose Money [Member]	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Asset Allocation Risk

Asset Allocation Risk: Although allocation among different asset classes generally limits the Portfolio's exposure to the risks of any one class, the risk remains that New York Life Investment Management may favor an asset class that performs poorly relative to the other asset classes. For example, deteriorating economic conditions might cause an overall weakness in corporate earnings that reduces the absolute level of stock prices in that market. Under these circumstances, if the Portfolio, through its holdings of Underlying Portfolios/Funds, were invested primarily in stocks, it would perform poorly relative to a portfolio invested primarily in bonds. The Underlying Portfolios/Funds selected by New York Life Investment Management may underperform the market or other investments. Similarly, the portfolio managers of the Underlying Portfolios/Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes or other investments. Moreover, because the Portfolio has set limitations on the amount of assets that normally may be allocated to each asset class, the Portfolio has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the Portfolio may not be ideal for all investors and may not effectively increase returns or decrease risk for investors.

Conflicts of Interest Risk

Conflicts of Interest Risk: Potential conflicts of interest situations could arise. For example, New York Life Investment Management may be subject to potential conflicts of interest in selecting or allocating assets among the Underlying Portfolios/Funds because the fees paid to it and its affiliates by some Underlying Portfolios/Funds are higher than the fees paid by other Underlying Portfolios/Funds. In addition, the Portfolio’s portfolio managers may also serve as portfolio managers to one or more Underlying Portfolios/Funds and may have an incentive to select certain Underlying Portfolios/Funds due to compensation considerations or to support new investment strategies or cash flow needs of Underlying Portfolios/Funds. Moreover, a situation could occur where the best interests of the Portfolio could be adverse to the best interests of Underlying Portfolios/Funds or vice versa. New York Life Investment Management will analyze any such situation and take all steps it believes to be necessary to minimize and, where possible, eliminate potential conflicts.

Exchange-Traded Fund ("ETF") Risk

Exchange-Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities that the ETF is designed to track, although lack of liquidity in an ETF’s shares could result in the market price of the ETF’s shares being more volatile than the value of the underlying portfolio of securities. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade at a premium or a discount to their net asset value ("NAV"); (ii) an ETF may fail to accurately track the market segment or index that underlies its investment objective and, therefore, may not produce the intended results; (iii) an active trading market for an ETF’s shares may not develop or be maintained; (iv) trading in an ETF’s shares on an exchange may be halted due to market conditions or other reasons; and (v) an ETF may fail to meet the requirements of the exchange necessary to maintain the listing of the ETF. Although ETFs will generally trade close to NAV, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as authorized participants or market makers), or determinations by market participants to cease serving as authorized participants or market makers (including during times of market stress), and any other disruptions in the ordinary functioning of the creation and redemption process may result in a lack of liquidity of ETF shares or their trading significantly at a premium or a discount to NAV. If an ETF’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may result in a lack of liquidity of ETF shares or their trading significantly at a premium or discount to NAV. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Portfolio could result in losses on the Portfolio's investment in ETFs. If the market for an ETF’s shares is open during times when the markets for some or all of the ETF’s underlying investments are closed, there may be changes to the value of such investments from the last quotes of the closed market, which could lead to differences between the market value of the ETF’s shares and NAV. As with conventional funds, ETFs also incur management fees, trading costs, marketing expenses and licensing fees that increase their costs versus the costs of owning the underlying securities directly.

Focused Portfolio Risk

Focused Portfolio Risk: To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolios/Fund, it will be particularly sensitive to the risks associated with that Underlying Portfolios/Fund and changes in the value of that Underlying Portfolios/Fund may have a significant effect on the net asset value of the Portfolio. Similarly, the extent to which an Underlying Portfolios/Fund invests a significant portion of its assets in a single industry or economic sector will impact the Portfolio’s sensitivity to adverse developments affecting such industry or sector.

Large Transactions Risk

Large Transactions Risk: To minimize disruptions to the operations of the Portfolio and the Underlying Portfolios/Funds, New York Life Investment Management seeks to maintain existing target allocations and to implement small changes to target allocations through the netting of purchases and redemptions of Portfolio shares. These practices may temporarily affect New York Life Investment Management's ability to fully implement the Portfolio's investment strategies.

Portfolio Management Risk

Portfolio Management Risk: The investment strategies, practices and risk analyses used by New York Life Investment Management may not produce the desired results or expected returns.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by a Portfolio's manager or subadvisor may not produce the desired results or expected returns. A Portfolio's manager or subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in a Portfolio (i) having exposure to certain securities or industry sectors that are different than the composition of the Portfolio's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio's benchmark.

Derivatives Risk

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Swap transactions tend to shift a Portfolio's investment exposure from one type of investment to another and may entail the risk that a party will default on its payment obligations to the Portfolio. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in the Portfolio and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of the Portfolio.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing a Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. For example, if a Portfolio is the seller of credit protection in a credit default swap, the Portfolio effectively adds leverage to its portfolio and is subject to the credit exposure on the full notional value of the swap. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to a Portfolio. Futures and other derivatives may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying instrument, a Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Portfolio writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Portfolio could experience a substantial loss. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price a Portfolio agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by a Portfolio. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Swap transactions tend to shift a Portfolio's investment exposure from one type of investment to another and may entail the risk that a party will default on its payment obligations to the Portfolio. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in a Portfolio and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of a Portfolio.

Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Equity Securities Risk

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Debt Securities Risk

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived by market participants, rating agencies, pricing services or otherwise as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Portfolio’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce a Portfolio’s income if the proceeds are reinvested at lower interest rates.

Interest rate risk is the risk that the value of a Portfolio’s investments in fixed-income or debt securities will change because of changes in interest rates. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates (or the expectation of such changes) or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for a Portfolio to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of a Portfolio’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of previously-issued fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity). Very low or negative interest rates may magnify interest rate risk. There is a risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Portfolio and its investments. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance to the extent a Portfolio is exposed to such interest rates and/or volatility. Other factors that may affect the value of debt securities include, but are not limited to, economic, social, political, public health, and other crises and responses by governments and companies to such crises. Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Portfolio’s yield will fluctuate with changes in short-term interest rates.

Emerging Markets Risk

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets are elevated under adverse market conditions and include: (i) smaller trading volumes for such securities and limited access to investments in the event of market closures (including due to local holidays), which result in a lack of liquidity and in greater price volatility; (ii) less government regulation, which could lead to market manipulation, and less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting, corporate governance and other requirements, which limit the quality and availability of financial information; (iii) the absence of developed legal systems, including structures governing private or foreign investment or allowing for judicial redress (such as limits on rights and remedies available) for investment losses and injury to private property; (iv) loss resulting from problems in share registration and custody; (v) sensitivity to adverse political or social events affecting the region where an emerging market is located; (vi) particular sensitivity to economic and political disruptions, including adverse effects stemming from actual or threatened wars, military conflicts, sanctions, trade restrictions, recessions, depressions or other economic crises, or reliance on international or other forms of aid, including trade, taxation and development policies; and (vii) the nationalization of foreign deposits or assets.

Foreign Securities Risk

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, trade restrictions (including tariffs) or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk.

Growth Stock Risk

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. These risks may be more pronounced in companies that are in the earlier stages of their growth cycle.

High-Yield Securities Risk

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are considered speculative by certain ratings agencies because investments in such securities present a greater risk of loss than investments in higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss (which may be substantial or total loss) of income and principal. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk

Liquidity and Valuation Risk: A Portfolio’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, a Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Portfolio is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Portfolio. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio’s performance.

Market Capitalization Risk

Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Mortgage-Related and Other Asset-Backed Securities Risk

Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related securities (such as mortgage-backed securities) and other asset-backed securities generally involve a stream of payments based on the underlying obligations. These payments, which are often part interest and part return of principal, vary based on the rate at which the underlying borrowers repay their loans or other obligations. Asset-backed securities are subject to the risk that borrowers may default on the underlying obligations and that, during periods of falling interest rates, these obligations may be called or prepaid and, during periods of rising interest rates, obligations may be paid more slowly than expected. Impairment of the underlying obligations or collateral, such as by non-payment, will reduce the security's value. Enforcing rights against such collateral in events of default may be difficult or insufficient. The value of these securities may be significantly affected by changes in interest rates (or the expectations of such changes), the market's perception of issuers, and the creditworthiness of the parties involved. The ability of a Portfolio to successfully utilize these instruments may depend on the ability of the Portfolio's manager or subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Real Estate Investment Trust ("REIT") Risk

Real Estate Investment Trust ("REIT") Risk: Investments in REITs involve risks associated with direct ownership of real estate, including losses from casualty or condemnation, changes in local or general economic conditions, fluctuations in supply and demand, decline in property values, extended vacancies, increases in property taxes, lack of availability of mortgage financing, variations in rental income and changes in interest rates. Additionally, the appreciation of securities issued by a REIT depends, in part, on the skills of the REIT’s manager. REITs may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency. In addition, REITs that are privately held or not traded on a national securities exchange may subject the Portfolio to liquidity and valuation risk.

Short Sales Risk

Short Sales Risk: If a security sold short increases in price, a Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited. A Portfolio may have substantial short positions and must borrow those securities to make delivery to the buyer. A Portfolio may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, a Portfolio may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. By investing the proceeds received from selling securities short, a Portfolio is employing a form of leverage which creates special risks.

A Portfolio may also be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Portfolio may be required to pay in connection with the short sale.

Until a Portfolio replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover a Portfolio's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. A Portfolio's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances, a Portfolio may not be able to substitute or sell the pledged collateral. This may limit a Portfolio's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero.

Regulatory Risk

Regulatory Risk: A Portfolio as well as the issuers of the securities and other instruments in which the Portfolio invests are subject to considerable regulation and the risks associated with adverse changes in laws and regulations governing their operations. For example, regulatory authorities in the United States or other countries may prohibit or restrict the ability of a Portfolio to fully implement its short-selling strategy, either generally or with respect to certain industries or countries, which may impact the Portfolio's ability to fully implement its investment strategies.

Value Stock Risk

Value Stock Risk: Value stocks may never reach what a Portfolio's portfolio manager believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the performance of Portfolios that invest in value stocks may be lower or higher than that of funds that invest in other types of equity securities.

Master Limited Partnerships ("MLPs") and Other Natural Resources Sector Companies Risks

Master Limited Partnerships ("MLPs") and Other Natural Resources Sector Companies Risks: Natural resources sector companies, including energy companies and MLPs, are subject to risks, including, but not limited to, fluctuations in the prices of commodities, a significant decrease in the production of or a sustained decline in demand for commodities, and construction risk, development risk, acquisition risk or other risks arising from their specific business strategies as well as risks relating to transportation, storage and delivery, slowdowns in new construction, extreme weather or other natural disasters and threats of attack by terrorists on energy assets. Energy companies are affected by worldwide energy prices and may suffer losses as a result of adverse changes in these prices and market volatility. Additionally, energy companies may be at risk for increased government regulation and intervention and litigation. In addition, investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs are generally considered interest-rate sensitive investments. MLPs are subject to certain risks inherent in the structure of MLPs, including (i) tax risks; (ii) the limited ability to elect or remove management or the general partner or managing member; (iii) limited voting rights; and (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities. Securities issued by MLPs may experience limited trading volumes and, thus, may be relatively illiquid.

Prospectus Summary | NYLI VP Growth Allocation Portfolio
Risk Table - Prospectus Summary - NYLI VP Growth Allocation Portfolio	Risk [Text Block]
Principal Risks of the Portfolio
Principal Risks of the Portfolio

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by New York Life Investment Management may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders, which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below.

Risk Lose Money [Member]	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Asset Allocation Risk

Asset Allocation Risk: Although allocation among different asset classes generally limits the Portfolio's exposure to the risks of any one class, the risk remains that New York Life Investment Management may favor an asset class that performs poorly relative to the other asset classes. For example, deteriorating economic conditions might cause an overall weakness in corporate earnings that reduces the absolute level of stock prices in that market. Under these circumstances, if the Portfolio, through its holdings of Underlying Portfolios/Funds, were invested primarily in stocks, it would perform poorly relative to a portfolio invested primarily in bonds. The Underlying Portfolios/Funds selected by New York Life Investment Management may underperform the market or other investments. Similarly, the portfolio managers of the Underlying Portfolios/Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes or other investments. Moreover, because the Portfolio has set limitations on the amount of assets that normally may be allocated to each asset class, the Portfolio has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the Portfolio may not be ideal for all investors and may not effectively increase returns or decrease risk for investors.

Conflicts of Interest Risk

Conflicts of Interest Risk: Potential conflicts of interest situations could arise. For example, New York Life Investment Management may be subject to potential conflicts of interest in selecting or allocating assets among the Underlying Portfolios/Funds because the fees paid to it and its affiliates by some Underlying Portfolios/Funds are higher than the fees paid by other Underlying Portfolios/Funds. In addition, the Portfolio’s portfolio managers may also serve as portfolio managers to one or more Underlying Portfolios/Funds and may have an incentive to select certain Underlying Portfolios/Funds due to compensation considerations or to support new investment strategies or cash flow needs of Underlying Portfolios/Funds. Moreover, a situation could occur where the best interests of the Portfolio could be adverse to the best interests of Underlying Portfolios/Funds or vice versa. New York Life Investment Management will analyze any such situation and take all steps it believes to be necessary to minimize and, where possible, eliminate potential conflicts.

Exchange-Traded Fund ("ETF") Risk

Exchange-Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities that the ETF is designed to track, although lack of liquidity in an ETF’s shares could result in the market price of the ETF’s shares being more volatile than the value of the underlying portfolio of securities. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade at a premium or a discount to their net asset value ("NAV"); (ii) an ETF may fail to accurately track the market segment or index that underlies its investment objective and, therefore, may not produce the intended results; (iii) an active trading market for an ETF’s shares may not develop or be maintained; (iv) trading in an ETF’s shares on an exchange may be halted due to market conditions or other reasons; and (v) an ETF may fail to meet the requirements of the exchange necessary to maintain the listing of the ETF. Although ETFs will generally trade close to NAV, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as authorized participants or market makers), or determinations by market participants to cease serving as authorized participants or market makers (including during times of market stress), and any other disruptions in the ordinary functioning of the creation and redemption process may result in a lack of liquidity of ETF shares or their trading significantly at a premium or a discount to NAV. If an ETF’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may result in a lack of liquidity of ETF shares or their trading significantly at a premium or discount to NAV. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Portfolio could result in losses on the Portfolio's investment in ETFs. If the market for an ETF’s shares is open during times when the markets for some or all of the ETF’s underlying investments are closed, there may be changes to the value of such investments from the last quotes of the closed market, which could lead to differences between the market value of the ETF’s shares and NAV. As with conventional funds, ETFs also incur management fees, trading costs, marketing expenses and licensing fees that increase their costs versus the costs of owning the underlying securities directly.

Focused Portfolio Risk

Focused Portfolio Risk: To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolios/Fund, it will be particularly sensitive to the risks associated with that Underlying Portfolios/Fund and changes in the value of that Underlying Portfolios/Fund may have a significant effect on the net asset value of the Portfolio. Similarly, the extent to which an Underlying Portfolios/Fund invests a significant portion of its assets in a single industry or economic sector will impact the Portfolio’s sensitivity to adverse developments affecting such industry or sector.

Large Transactions Risk

Large Transactions Risk: To minimize disruptions to the operations of the Portfolio and the Underlying Portfolios/Funds, New York Life Investment Management seeks to maintain existing target allocations and to implement small changes to target allocations through the netting of purchases and redemptions of Portfolio shares. These practices may temporarily affect New York Life Investment Management's ability to fully implement the Portfolio's investment strategies.

Portfolio Management Risk

Portfolio Management Risk: The investment strategies, practices and risk analyses used by New York Life Investment Management may not produce the desired results or expected returns.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by a Portfolio's manager or subadvisor may not produce the desired results or expected returns. A Portfolio's manager or subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in a Portfolio (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Portfolio's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio's benchmark.

Derivatives Risk

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Swap transactions tend to shift a Portfolio's investment exposure from one type of investment to another and may entail the risk that a party will default on its payment obligations to the Portfolio. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in the Portfolio and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of the Portfolio.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing a Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. For example, if a Portfolio is the seller of credit protection in a credit default swap, the Portfolio effectively adds leverage to its portfolio and is subject to the credit exposure on the full notional value of the swap. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to a Portfolio. Futures and other derivatives may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying instrument, a Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Portfolio writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Portfolio could experience a substantial loss. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price a Portfolio agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by a Portfolio. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Swap transactions tend to shift a Portfolio's investment exposure from one type of investment to another and may entail the risk that a party will default on its payment obligations to the Portfolio. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in a Portfolio and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of a Portfolio.

Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Equity Securities Risk

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Debt Securities Risk

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived by market participants, rating agencies, pricing services or otherwise as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Portfolio’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce a Portfolio’s income if the proceeds are reinvested at lower interest rates.

Interest rate risk is the risk that the value of a Portfolio’s investments in fixed-income or debt securities will change because of changes in interest rates. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates (or the expectation of such changes) or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for a Portfolio to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of a Portfolio’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of previously-issued fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity). Very low or negative interest rates may magnify interest rate risk. There is a risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Portfolio and its investments. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance to the extent a Portfolio is exposed to such interest rates and/or volatility. Other factors that may affect the value of debt securities include, but are not limited to, economic, social, political, public health, and other crises and responses by governments and companies to such crises. Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Portfolio’s yield will fluctuate with changes in short-term interest rates.

Emerging Markets Risk

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets are elevated under adverse market conditions and include: (i) smaller trading volumes for such securities and limited access to investments in the event of market closures (including due to local holidays), which result in a lack of liquidity and in greater price volatility; (ii) less government regulation, which could lead to market manipulation, and less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting, corporate governance and other requirements, which limit the quality and availability of financial information; (iii) the absence of developed legal systems, including structures governing private or foreign investment or allowing for judicial redress (such as limits on rights and remedies available) for investment losses and injury to private property; (iv) loss resulting from problems in share registration and custody; (v) sensitivity to adverse political or social events affecting the region where an emerging market is located; (vi) particular sensitivity to economic and political disruptions, including adverse effects stemming from actual or threatened wars, military conflicts, sanctions, trade restrictions, recessions, depressions or other economic crises, or reliance on international or other forms of aid, including trade, taxation and development policies; and (vii) the nationalization of foreign deposits or assets.

Foreign Securities Risk

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, trade restrictions (including tariffs) or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk.

Growth Stock Risk

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. These risks may be more pronounced in companies that are in the earlier stages of their growth cycle.

High-Yield Securities Risk

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are considered speculative by certain ratings agencies because investments in such securities present a greater risk of loss than investments in higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss (which may be substantial or total loss) of income and principal. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk

Liquidity and Valuation Risk: A Portfolio’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, a Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Portfolio is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Portfolio. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio’s performance. These risks are heightened for fixed-income instruments in a changing or volatile interest rate environment.

Market Capitalization Risk

Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Mortgage-Related and Other Asset-Backed Securities Risk

Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related securities (such as mortgage-backed securities) and other asset-backed securities generally involve a stream of payments based on the underlying obligations. These payments, which are often part interest and part return of principal, vary based on the rate at which the underlying borrowers repay their loans or other obligations. Asset-backed securities are subject to the risk that borrowers may default on the underlying obligations and that, during periods of falling interest rates, these obligations may be called or prepaid and, during periods of rising interest rates, obligations may be paid more slowly than expected. Impairment of the underlying obligations or collateral, such as by non-payment, will reduce the security's value. Enforcing rights against such collateral in events of default may be difficult or insufficient. The value of these securities may be significantly affected by changes in interest rates (or the expectations of such changes), the market's perception of issuers, and the creditworthiness of the parties involved. The ability of a Portfolio to successfully utilize these instruments may depend on the ability of the Portfolio's manager or subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Real Estate Investment Trust ("REIT") Risk

Real Estate Investment Trust ("REIT") Risk: Investments in REITs involve risks associated with direct ownership of real estate, including losses from casualty or condemnation, changes in local or general economic conditions, fluctuations in supply and demand, decline in property values, extended vacancies, increases in property taxes, lack of availability of mortgage financing, variations in rental income and changes in interest rates. Additionally, the appreciation of securities issued by a REIT depends, in part, on the skills of the REIT’s manager. REITs may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency. In addition, REITs that are privately held or not traded on a national securities exchange may subject the Portfolio to liquidity and valuation risk.

Short Sales Risk

Short Sales Risk: If a security sold short increases in price, a Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited. A Portfolio may have substantial short positions and must borrow those securities to make delivery to the buyer. A Portfolio may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, a Portfolio may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. By investing the proceeds received from selling securities short, a Portfolio is employing a form of leverage which creates special risks.

A Portfolio may also be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Portfolio may be required to pay in connection with the short sale.

Until a Portfolio replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover a Portfolio's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. A Portfolio's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances, a Portfolio may not be able to substitute or sell the pledged collateral. This may limit a Portfolio's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero.

Regulatory Risk

Regulatory Risk: A Portfolio as well as the issuers of the securities and other instruments in which the Portfolio invests are subject to considerable regulation and the risks associated with adverse changes in laws and regulations governing their operations. For example, regulatory authorities in the United States or other countries may prohibit or restrict the ability of a Portfolio to fully implement its short-selling strategy, either generally or with respect to certain industries or countries, which may impact the Portfolio's ability to fully implement its investment strategies.

Value Stock Risk

Value Stock Risk: Value stocks may never reach what a Portfolio's portfolio manager believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the performance of Portfolios that invest in value stocks may be lower or higher than that of funds that invest in other types of equity securities.

Master Limited Partnerships ("MLPs") and Other Natural Resources Sector Companies Risks

Master Limited Partnerships ("MLPs") and Other Natural Resources Sector Companies Risks: Natural resources sector companies, including energy companies and MLPs, are subject to risks, including, but not limited to, fluctuations in the prices of commodities, a significant decrease in the production of or a sustained decline in demand for commodities, and construction risk, development risk, acquisition risk or other risks arising from their specific business strategies as well as risks relating to transportation, storage and delivery, slowdowns in new construction, extreme weather or other natural disasters and threats of attack by terrorists on energy assets. Energy companies are affected by worldwide energy prices and may suffer losses as a result of adverse changes in these prices and market volatility. Additionally, energy companies may be at risk for increased government regulation and intervention and litigation. In addition, investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs are generally considered interest-rate sensitive investments. MLPs are subject to certain risks inherent in the structure of MLPs, including (i) tax risks; (ii) the limited ability to elect or remove management or the general partner or managing member; (iii) limited voting rights; and (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities. Securities issued by MLPs may experience limited trading volumes and, thus, may be relatively illiquid.

Prospectus Summary | NYLI VP Moderate Allocation Portfolio
Risk Table - Prospectus Summary - NYLI VP Moderate Allocation Portfolio	Risk [Text Block]
Principal Risks of the Portfolio
Principal Risks of the Portfolio

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by New York Life Investment Management may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders, which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below.

Risk Lose Money [Member]	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Asset Allocation Risk

Asset Allocation Risk: Although allocation among different asset classes generally limits the Portfolio's exposure to the risks of any one class, the risk remains that New York Life Investment Management may favor an asset class that performs poorly relative to the other asset classes. For example, deteriorating economic conditions might cause an overall weakness in corporate earnings that reduces the absolute level of stock prices in that market. Under these circumstances, if the Portfolio, through its holdings of Underlying Portfolios/Funds, were invested primarily in stocks, it would perform poorly relative to a portfolio invested primarily in bonds. The Underlying Portfolios/Funds selected by New York Life Investment Management may underperform the market or other investments. Similarly, the portfolio managers of the Underlying Portfolios/Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes or other investments. Moreover, because the Portfolio has set limitations on the amount of assets that normally may be allocated to each asset class, the Portfolio has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the Portfolio may not be ideal for all investors and may not effectively increase returns or decrease risk for investors.

Conflicts of Interest Risk

Conflicts of Interest Risk: Potential conflicts of interest situations could arise. For example, New York Life Investment Management may be subject to potential conflicts of interest in selecting or allocating assets among the Underlying Portfolios/Funds because the fees paid to it and its affiliates by some Underlying Portfolios/Funds are higher than the fees paid by other Underlying Portfolios/Funds. In addition, the Portfolio’s portfolio managers may also serve as portfolio managers to one or more Underlying Portfolios/Funds and may have an incentive to select certain Underlying Portfolios/Funds due to compensation considerations or to support new investment strategies or cash flow needs of Underlying Portfolios/Funds. Moreover, a situation could occur where the best interests of the Portfolio could be adverse to the best interests of Underlying Portfolios/Funds or vice versa. New York Life Investment Management will analyze any such situation and take all steps it believes to be necessary to minimize and, where possible, eliminate potential conflicts.

Exchange-Traded Fund ("ETF") Risk

Exchange-Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities that the ETF is designed to track, although lack of liquidity in an ETF’s shares could result in the market price of the ETF’s shares being more volatile than the value of the underlying portfolio of securities. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade at a premium or a discount to their net asset value ("NAV"); (ii) an ETF may fail to accurately track the market segment or index that underlies its investment objective and, therefore, may not produce the intended results; (iii) an active trading market for an ETF’s shares may not develop or be maintained; (iv) trading in an ETF’s shares on an exchange may be halted due to market conditions or other reasons; and (v) an ETF may fail to meet the requirements of the exchange necessary to maintain the listing of the ETF. Although ETFs will generally trade close to NAV, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as authorized participants or market makers), or determinations by market participants to cease serving as authorized participants or market makers (including during times of market stress), and any other disruptions in the ordinary functioning of the creation and redemption process may result in a lack of liquidity of ETF shares or their trading significantly at a premium or a discount to NAV. If an ETF’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may result in a lack of liquidity of ETF shares or their trading significantly at a premium or discount to NAV. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Portfolio could result in losses on the Portfolio's investment in ETFs. If the market for an ETF’s shares is open during times when the markets for some or all of the ETF’s underlying investments are closed, there may be changes to the value of such investments from the last quotes of the closed market, which could lead to differences between the market value of the ETF’s shares and NAV. As with conventional funds, ETFs also incur management fees, trading costs, marketing expenses and licensing fees that increase their costs versus the costs of owning the underlying securities directly.

Focused Portfolio Risk

Focused Portfolio Risk: To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolios/Fund, it will be particularly sensitive to the risks associated with that Underlying Portfolios/Fund and changes in the value of that Underlying Portfolios/Fund may have a significant effect on the net asset value of the Portfolio. Similarly, the extent to which an Underlying Portfolios/Fund invests a significant portion of its assets in a single industry or economic sector will impact the Portfolio’s sensitivity to adverse developments affecting such industry or sector.

Large Transactions Risk

Large Transactions Risk: To minimize disruptions to the operations of the Portfolio and the Underlying Portfolios/Funds, New York Life Investment Management seeks to maintain existing target allocations and to implement small changes to target allocations through the netting of purchases and redemptions of Portfolio shares. These practices may temporarily affect New York Life Investment Management's ability to fully implement the Portfolio's investment strategies.

Portfolio Management Risk

Portfolio Management Risk: The investment strategies, practices and risk analyses used by New York Life Investment Management may not produce the desired results or expected returns.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by a Portfolio's manager or subadvisor may not produce the desired results or expected returns. A Portfolio's manager or subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in a Portfolio (i) having exposure to certain securities or industry sectors that are different than the composition of the Portfolio's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio's benchmark.

Derivatives Risk

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Swap transactions tend to shift a Portfolio's investment exposure from one type of investment to another and may entail the risk that a party will default on its payment obligations to the Portfolio. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in the Portfolio and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of the Portfolio.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing a Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. For example, if a Portfolio is the seller of credit protection in a credit default swap, the Portfolio effectively adds leverage to its portfolio and is subject to the credit exposure on the full notional value of the swap. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to a Portfolio. Futures and other derivatives may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying instrument, a Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Portfolio writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Portfolio could experience a substantial loss. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price a Portfolio agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by a Portfolio. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Swap transactions tend to shift a Portfolio's investment exposure from one type of investment to another and may entail the risk that a party will default on its payment obligations to the Portfolio. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in a Portfolio and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of a Portfolio.

Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Equity Securities Risk

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Debt Securities Risk

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived by market participants, rating agencies, pricing services or otherwise as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Portfolio’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce a Portfolio’s income if the proceeds are reinvested at lower interest rates.

Interest rate risk is the risk that the value of a Portfolio’s investments in fixed-income or debt securities will change because of changes in interest rates. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates (or the expectation of such changes) or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for a Portfolio to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of a Portfolio’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of previously-issued fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity). Very low or negative interest rates may magnify interest rate risk. There is a risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Portfolio and its investments. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance to the extent a Portfolio is exposed to such interest rates and/or volatility. Other factors that may affect the value of debt securities include, but are not limited to, economic, social, political, public health, and other crises and responses by governments and companies to such crises. Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Portfolio’s yield will fluctuate with changes in short-term interest rates.

Emerging Markets Risk

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets are elevated under adverse market conditions and include: (i) smaller trading volumes for such securities and limited access to investments in the event of market closures (including due to local holidays), which result in a lack of liquidity and in greater price volatility; (ii) less government regulation, which could lead to market manipulation, and less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting, corporate governance and other requirements, which limit the quality and availability of financial information; (iii) the absence of developed legal systems, including structures governing private or foreign investment or allowing for judicial redress (such as limits on rights and remedies available) for investment losses and injury to private property; (iv) loss resulting from problems in share registration and custody; (v) sensitivity to adverse political or social events affecting the region where an emerging market is located; (vi) particular sensitivity to economic and political disruptions, including adverse effects stemming from actual or threatened wars, military conflicts, sanctions, trade restrictions, recessions, depressions or other economic crises, or reliance on international or other forms of aid, including trade, taxation and development policies; and (vii) the nationalization of foreign deposits or assets.

Foreign Securities Risk

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, trade restrictions (including tariffs) or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk.

Growth Stock Risk

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. These risks may be more pronounced in companies that are in the earlier stages of their growth cycle.

High-Yield Securities Risk

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are considered speculative by certain ratings agencies because investments in such securities present a greater risk of loss than investments in higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss (which may be substantial or total loss) of income and principal. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk

Liquidity and Valuation Risk: A Portfolio’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, a Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Portfolio is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Portfolio. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio’s performance. These risks are heightened for fixed-income instruments in a changing or volatile interest rate environment.

Market Capitalization Risk

Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Mortgage-Related and Other Asset-Backed Securities Risk

Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related securities (such as mortgage-backed securities) and other asset-backed securities generally involve a stream of payments based on the underlying obligations. These payments, which are often part interest and part return of principal, vary based on the rate at which the underlying borrowers repay their loans or other obligations. Asset-backed securities are subject to the risk that borrowers may default on the underlying obligations and that, during periods of falling interest rates, these obligations may be called or prepaid and, during periods of rising interest rates, obligations may be paid more slowly than expected. Impairment of the underlying obligations or collateral, such as by non-payment, will reduce the security's value. Enforcing rights against such collateral in events of default may be difficult or insufficient. The value of these securities may be significantly affected by changes in interest rates (or the expectations of such changes), the market's perception of issuers, and the creditworthiness of the parties involved. The ability of a Portfolio to successfully utilize these instruments may depend on the ability of the Portfolio's manager or subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Real Estate Investment Trust ("REIT") Risk

Real Estate Investment Trust ("REIT") Risk: Investments in REITs involve risks associated with direct ownership of real estate, including losses from casualty or condemnation, changes in local or general economic conditions, fluctuations in supply and demand, decline in property values, extended vacancies, increases in property taxes, lack of availability of mortgage financing, variations in rental income and changes in interest rates. Additionally, the appreciation of securities issued by a REIT depends, in part, on the skills of the REIT’s manager. REITs may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency. In addition, REITs that are privately held or not traded on a national securities exchange may subject the Portfolio to liquidity and valuation risk.

Short Sales Risk

Short Sales Risk: If a security sold short increases in price, a Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited. A Portfolio may have substantial short positions and must borrow those securities to make delivery to the buyer. A Portfolio may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, a Portfolio may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. By investing the proceeds received from selling securities short, a Portfolio is employing a form of leverage which creates special risks.

A Portfolio may also be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Portfolio may be required to pay in connection with the short sale.

Until a Portfolio replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover a Portfolio's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. A Portfolio's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances, a Portfolio may not be able to substitute or sell the pledged collateral. This may limit a Portfolio's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero.

Regulatory Risk

Regulatory Risk: A Portfolio as well as the issuers of the securities and other instruments in which the Portfolio invests are subject to considerable regulation and the risks associated with adverse changes in laws and regulations governing their operations. For example, regulatory authorities in the United States or other countries may prohibit or restrict the ability of a Portfolio to fully implement its short-selling strategy, either generally or with respect to certain industries or countries, which may impact the Portfolio's ability to fully implement its investment strategies.

Value Stock Risk

Value Stock Risk: Value stocks may never reach what a Portfolio's portfolio manager believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the performance of Portfolios that invest in value stocks may be lower or higher than that of funds that invest in other types of equity securities.

Master Limited Partnerships ("MLPs") and Other Natural Resources Sector Companies Risks

Master Limited Partnerships ("MLPs") and Other Natural Resources Sector Companies Risks: Natural resources sector companies, including energy companies and MLPs, are subject to risks, including, but not limited to, fluctuations in the prices of commodities, a significant decrease in the production of or a sustained decline in demand for commodities, and construction risk, development risk, acquisition risk or other risks arising from their specific business strategies as well as risks relating to transportation, storage and delivery, slowdowns in new construction, extreme weather or other natural disasters and threats of attack by terrorists on energy assets. Energy companies are affected by worldwide energy prices and may suffer losses as a result of adverse changes in these prices and market volatility. Additionally, energy companies may be at risk for increased government regulation and intervention and litigation. In addition, investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs are generally considered interest-rate sensitive investments. MLPs are subject to certain risks inherent in the structure of MLPs, including (i) tax risks; (ii) the limited ability to elect or remove management or the general partner or managing member; (iii) limited voting rights; and (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities. Securities issued by MLPs may experience limited trading volumes and, thus, may be relatively illiquid.